                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                                    811-7115

                      (Investment Company Act File Number)

                       Federated Total Return Series, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/04

              Date of Reporting Period: Fiscal year ended 11/30/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

ANNUAL SHAREHOLDER REPORT

November 30, 2004

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30,	Period Ended
2004	2003	2002	11/30/2001	1
Net Asset Value, Beginning of Period	$10.75	$10.62	$10.68	$10.61
Income From Investment Operations:
Net investment income	0.46	2	0.46	0.59	0.17
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.05	0.14	(0.02)	0.07
TOTAL FROM INVESTMENT OPERATIONS	0.51	0.60	0.57	0.24
Less Distributions:
Distributions from net investment income	(0.47)	(0.47)	(0.58)	(0.17)
Distributions from net realized gain on investments and foreign currency transactions	--	--	(0.05)	--
TOTAL DISTRIBUTIONS	(0.47)	(0.47)	(0.63)	(0.17)
Net Asset Value, End of Period	$10.79	$10.75	$10.62	$10.68
Total Return3	4.81%	5.69%	5.58%	2.29%

Ratios to Average Net Assets:
Expenses	0.93%	0.87%	0.85%	0.85	%4
Net investment income	4.24%	4.20%	5.69%	5.82	%4
Expense waiver/reimbursement5	0.23%	0.21%	0.23%	0.23	%4
Supplemental Data:
Net assets, end of period (000 omitted)	$71,788	$94,713	$60,728	$7,302
Portfolio turnover	16%	60%	74%	68%

1 Reflects operations for the period from August 16, 2001 (date of initial public investment) to November 30, 2001.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30,	Period Ended
2004	2003	2002	11/30/2001	1
Net Asset Value, Beginning of Period	$10.75	$10.62	$10.68	$10.55
Income From Investment Operations:
Net investment income	0.40	2	0.41	0.54	0.18
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.05	0.13	(0.02)	0.13
TOTAL FROM INVESTMENT OPERATIONS	0.45	0.54	0.52	0.31
Less Distributions:
Distributions from net investment income	(0.41)	(0.41)	(0.53)	(0.18)
Distributions from net realized gain on investments and foreign currency transactions	--	--	(0.05)	--
TOTAL DISTRIBUTIONS	(0.41)	(0.41)	(0.58)	(0.18)
Net Asset Value, End of Period	$10.79	$10.75	$10.62	$10.68
Total Return3	4.29%	5.16%	5.05%	2.90%

Ratios to Average Net Assets:
Expenses	1.42%	1.37%	1.35%	1.35	%4
Net investment income	3.75%	3.70%	5.15%	5.13	%4
Expense waiver/reimbursement5	0.23%	0.21%	0.23%	0.23	%4
Supplemental Data:
Net assets, end of period (000 omitted)	$59,784	$71,646	$52,396	$12,877
Portfolio turnover	16%	60%	74%	68%

1 Reflects operations for the period from August 3, 2001 (date of initial public investment) to November 30, 2001.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30,	Period Ended
2004	2003	2002	11/30/2001	1
Net Asset Value, Beginning of Period	$10.75	$10.62	$10.68	$10.56
Income From Investment Operations:
Net investment income	0.41	2	0.41	0.54	0.18
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.04	0.13	(0.02)	0.12
TOTAL FROM INVESTMENT OPERATIONS	0.45	0.54	0.52	0.30
Less Distributions:
Distributions from net investment income	(0.41)	(0.41)	(0.53)	(0.18)
Distributions from net realized gain on investments and foreign currency transactions	--	--	(0.05)	--
TOTAL DISTRIBUTIONS	(0.41)	(0.41)	(0.58)	(0.18)
Net Asset Value, End of Period	$10.79	$10.75	$10.62	$10.68
Total Return3	4.30%	5.16%	5.05%	2.82%

Ratios to Average Net Assets:
Expenses	1.40%	1.37%	1.35%	1.35	%4
Net investment income	3.78%	3.64%	5.15%	5.07	%4
Expense waiver/reimbursement5	0.23%	0.21%	0.23%	0.23	%4
Supplemental Data:
Net assets, end of period (000 omitted)	$54,449	$32,714	$14,287	$3,887
Portfolio turnover	16%	60%	74%	68%

1 Reflects operations for the period from August 2, 2001 (date of initial public investment) to November 30, 2001.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

Year Ended 11/30/2004	Period Ended 11/30/2003	1
Net Asset Value, Beginning of Period	$10.75	$10.76
Income From Investment Operations:
Net investment income	0.44	2	0.28
Net realized and unrealized loss on investments and foreign currency transactions	0.04	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.48	0.26
Less Distributions:
Distributions from net investment income	(0.44)	(0.27)
Net Asset Value, End of Period	$10.79	$10.75
Total Return3	4.56%	2.39%

Ratios to Average Net Assets:
Expenses	1.11%	1.10	%4
Net investment income	4.09%	4.22	%4
Expense waiver/reimbursement5	0.23%	0.21	%4
Supplemental Data:
Net assets, end of period (000 omitted)	$29,171	$13,849
Portfolio turnover	16%	60	%6

1 Reflects operations for the period from April 8, 2003 (start of performance) to November 30, 2003.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2003.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charge (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2004	Ending Account Value 11/30/2004	Expenses Paid During Period1
Actual:
Class A Shares	$1,000	$1,041.30	$4.80
Class B Shares	$1,000	$1,038.80	$7.19
Class C Shares	$1,000	$1,038.80	$7.08
Class K Shares	$1,000	$1,040.20	$5.66
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.30	$4.75
Class B Shares	$1,000	$1,017.95	$7.11
Class C Shares	$1,000	$1,018.05	$7.01
Class K Shares	$1,000	$1,019.45	$5.60

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	0.94%
Class B Shares	1.41%
Class C Shares	1.39%
Class K Shares	1.11%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 4.81% for Class A Shares, 4.29% for Class B Shares, 4.30% for Class C Shares and 4.56% for Class K Shares. The total return consisted of 4.44% Class A Shares, 3.92% Class B Shares, 3.93% Class C Shares and 4.19% for Class K Shares of dividends, and 0.37% appreciation in the net asset value of the shares.

By comparison, during the 12-month reporting period, the total return of the Lehman Brothers U.S. Aggregate Bond Index, the fund's benchmark index (LBAB)1 was 4.44%, and the total return of the fund's peer group, as represented by the Lipper Intermediate Investment Grade Debt Category Average, was 3.92%.2 The fund's total return reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the LBAB.

The fund's investment strategy focused on: (a) the effective duration of its portfolio (which indicates the portfolio's sensitivity to changes in interest rates); (b) the selection of securities of different maturities (expressed by a "yield curve" showing the relative yield of similar securities with different maturities); and (c) the allocation of the portfolio among securities of similar issuers (referred to as "sectors"). These were the most significant factors affecting the fund's performance relative to the LBAB over the most recently completed fiscal year.

DURATION

Duration management is a significant component of the fund's investment strategy and had a modestly positive impact on fund performance during the reporting period.3 As of November 30, 2004, the fund's average effective duration was 3.9 years, as compared to duration of 4.4 years for the LBAB. For much of the past fiscal year, the fund's duration was on average 5-10% shorter than the duration of the LBAB, in anticipation of a rise in interest rates as the overall U.S. economy improved. In retrospect, the overall trend in interest rate levels was generally higher over the past year, as Federal Reserve Board ("Fed") raised the target Fed funds effective rate on four occasions for a total of 1.00%. However, the fund's shortened duration position (relative to the LBAB) cushioned the fund's net asset value decline and, therefore, positively impacted fund performance during the reporting period.

1 The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. Investments cannot be made in an index.

2 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

MATURITY AND YIELD CURVE

Over the 12-month reporting period, short-term to intermediate-term interest rates rose while long-term interest rates actually fell slightly (and, as a result, the yield curve flattened, a common characteristic of a strengthening economy). Since, in general, the value of a bond decreases as interest rates increase, fund management attempted to position the fund in the parts of the "yield curve" where interest rates were rising more gradually or not at all. Specifically, relative to the LBAB, fund management purchased more bonds with short- and long-term maturities and avoided intermediate-term bonds (commonly referred to as a "barbelled yield curve strategy"). This barbelled yield curve strategy worked as intended and contributed to fund performance during the previous fiscal year.

SECTOR ALLOCATION

During the reporting period, as compared to the LBAB, the fund allocated more of its portfolio to the bonds issued by U.S. corporations (commonly referred to as the "corporate bond sector") and less of its portfolio to U.S. government debt securities (commonly referred to as the "U.S. Treasury sector"). Fund management used this sector allocation strategy since bonds of medium-to-lower credit quality, tend to outperform bonds of higher credit quality in an improving economy. Since higher yields were, in fact, available in the corporate bond sector than in the U.S. Treasury sector, this sector allocation strategy contributed to the fund's performance. Finally, relative to the LBAB, the fund was underweight exposure to mortgage-backed securities for much of the reporting period. However, the mortgage-backed sector performed very well and, as a result, the fund's mortgage sector positioning modestly detracted from the fund's performance.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7100.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Total Return Bond Fund (Class A Shares) (the "Fund") from August 16, 2001 (start of performance) to November 30, 2004, compared to the Lehman Brothers Aggregate Bond Index (LBAB)2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA).3

Average Annual Total Returns4 for the Period Ended 11/30/2004
1 Year	0.06%
Start of Performance (8/16/2001)	4.13%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in an index.

2 The LBAB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

3 The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Total Return Bond Fund (Class B Shares) (the "Fund") from August 3, 2001 (start of performance) to November 30, 2004, compared to the Lehman Brothers Aggregate Bond Index (LBAB)2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA).3

Average Annual Total Returns4 for the Period Ended 11/30/2004
1 Year	(1.21)%
Start of Performance (8/3/2001)	4.44%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a contingent deferred sales charge of 4.00% on any redemption less than three years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in an index.

2 The LBAB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

3 The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total returns quoted reflect all contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Total Return Bond Fund (Class C Shares) (the "Fund") from August 2, 2001 (start of performance) to November 30, 2004, compared to the Lehman Brothers Aggregate Bond Index (LBAB)2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA).3

Average Annual Total Returns4 for the Period Ended 11/30/2004
1 Year	2.25%
Start of Performance (8/2/2001)	4.89%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the maximum contingent deferred sales charge of 1.00%.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year form the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in an index.

2 The LBAB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

3 The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS K SHARES

The Fund's Class K Shares commenced operation on April 8, 2003. For the periods prior to the commencement of operations of the Class K Shares, the performance information shown is for the Fund's Institutional Shares, adjusted to reflect the expenses of Class K Shares. The graph below illustrates the hypothetical investment of $10,0001 in Federated Total Return Bond Fund (Class K Shares) (the "Fund") from October 1, 1996 (start of performance) to November 30, 2004, compared to the Lehman Brothers Aggregate Bond Index (LBAB)2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA).3

Average Annual Total Returns for the Period Ended 11/30/2004
1 Year	4.56%
5 Years	6.51%
Start of Performance (10/1/1996)	6.29%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in an index.

2 The LBAB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

3 The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance.

Portfolio of Investment Summary Tables

At November 30, 2004, the Fund's credit-quality ratings composition1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets2		Moody's Long-Term Ratings as Percentage of Total Net Assets2
AAA	48.5%	Aaa	49.5%
AA	2.1%	Aa	3.4%
A	9.2%	A	9.6%
BBB	16.6%	Baa	15.7%
BB	5.9%	Ba	4.0%
B	5.0%	B	5.3%
CCC	1.0%	Caa	1.6%
CC	0.0%	Ca	0.0%
D	0.0%	D	0.0%
Not Rated by S&P3	1.3%	Not Rated by Moody's3	0.5%
Cash Equivalents4	16.4%	Cash Equivalents4	16.4%
Other Securities5	0.2%	Other Securities5	0.2%
Other Assets and Liabilities--Net6	(6.2)%	Other Assets and Liabilities--Net6	(6.2)%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the long-term, credit-quality ratings as assigned only by the NRSRO identified in each table.

2 As of the date specified above, the Fund owned shares of affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security owned by the affiliated investment company.

3 Holdings that are rated only by a different NRSRO than the one identified have been included in this category.

4 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

5 Other Securities includes preferred stock, common stock, and warrants that do not qualify for credit ratings from an NRSRO.

6 See Statement of Assets and Liabilities.

At November 30, 2004, the Fund's portfolio composition7 was as follows:

Security Type	Percentage of Total Net Assets2
Domestic Corporate Debt Securities	38.0%
Mortgage-Backed Securities8	30.2%
Cash Equivalents4	16.4%
U.S. Government Agency Securities9	8.3%
U.S. Treasury Securities	7.4%
Foreign Fixed-Income Securities	5.5%
Asset-Backed Securities	0.1%
Municipal Securities	0.1%
Other Securities10	0.2%
Cash Assets and Liabilities--Net6	(6.2)%
TOTAL	100.0%

7 This table depicts the Fund's portfolio composition by security type. Unless otherwise noted, see the Fund's Prospectus and Statement of Additional Information for a description of these security types.

8 For purposes of this table, mortgage-backed securities includes mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

9 For purposes of this table, U.S. Government Agency Securities does not include mortgage-backed securities guaranteed by GSEs.

10 Other securities includes preferred stock, common stock, and warrants.

Portfolio of Investments

November 30, 2004

Principal Amount			Value
		CORPORATE BONDS--30.1%
		Basic Industry - Chemicals--0.0%
$300,000		Sherwin-Williams Co., Sr. Note, 6.850%, 2/1/2007	$320,271
		Basic Industry - Metals & Mining--0.3%
2,000,000		BHP Finance (USA), Inc., Unsecd. Note, 6.690%, 3/1/2006	2,086,260
1,000,000		Inco Ltd., 5.700%, 10/15/2015	1,025,586
1,400,000		Thiokol Corp., Sr. Note, 6.625%, 3/1/2008	1,511,412
		TOTAL	4,623,258
		Basic Industry - Paper--0.8%
830,000		International Paper Co., 5.500%, 1/15/2014	848,003
2,250,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	2,691,841
380,000		Westvaco Corp., 7.650%, 3/15/2027	440,747
3,000,000		Westvaco Corp., Sr. Deb., 7.500%, 6/15/2027	3,445,500
2,800,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	3,241,448
210,000		Weyerhaeuser Co., Note, 5.500%, 3/15/2005	211,640
		TOTAL	10,879,179
		Capital Goods - Aerospace & Defense--0.4%
100,000		Boeing Capital Corp., Sr. Note, Series XI, 4.165%, 11/15/2009	100,365
2,500,000		Boeing Co., Note, 5.125%, 2/15/2013	2,556,325
1,400,000		Raytheon Co., Deb., 7.200%, 8/15/2027	1,609,513
1,417,000		Raytheon Co., Note, 6.750%, 8/15/2007	1,532,321
		TOTAL	5,798,524
		Capital Goods - Building Materials--0.2%
2,476,000		Masco Corp., Note, 6.750%, 3/15/2006	2,586,058
		Capital Goods - Construction Machinery--0.2%
50,000		Caterpillar, Inc., Deb., 9.375%, 3/15/2021	69,012
100,000		Ingersoll-Rand Co., Note, 6.510%, 12/1/2004	100,035
2,500,000		John Deere Capital Corp., Bond, 5.100%, 1/15/2013	2,555,150
100,000		John Deere Capital Corp., Sr. Note, Series D, 2.821%, 12/18/2009	100,120
		TOTAL	2,824,317
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Diversified Manufacturing--0.9%
$1,330,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	$1,609,300
2,500,000		General Electric Co., Note, 5.000%, 2/1/2013	2,542,000
2,000,000	1,2	Hutchison Whampoa International Ltd., 7.450%, 11/24/2033	2,129,560
200,000		Textron Financial Corp., Note, Series E, 3.507%, 12/1/2007	201,736
2,450,000	1,2	Tyco International Group SA Participation Certificate Trust, Note, 4.436%, 6/15/2007	2,486,748
1,600,000		Tyco International Group, Company Guarantee, 6.375%, 2/15/2006	1,658,240
1,000,000		Tyco International Group, Note, 5.800%, 8/1/2006	1,038,010
		TOTAL	11,665,594
		Capital Goods - Environmental--0.3%
1,300,000		Waste Management Inc., Sr. Note, 7.125%, 10/1/2007	1,414,023
2,048,000		Waste Management, Inc., Deb., 8.750%, 5/1/2018	2,292,244
		TOTAL	3,706,267
		Communications - Media & Cable--0.9%
3,100,000		Comcast Corp., 6.375%, 1/30/2006	3,210,949
1,750,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	1,824,917
2,480,000		Continental Cablevision, Sr. Deb., 9.500%, 8/1/2013	2,697,868
3,150,000		Grupo Televisa S.A., Note, 8.00%, 9/13/2011	3,638,250
850,000		Lenfest Communications, Inc., Sr. Note, 8.375%, 11/1/2005	893,163
		TOTAL	12,265,147
		Communications - Media Noncable--0.8%
1,700,000		British Sky Broadcasting Group PLC, 8.200%, 7/15/2009	1,962,745
3,000,000		Clear Channel Communications, Inc., 6.000%, 11/1/2006	3,123,702
500,000		New York Times Co., Unsecd. Note, 7.625%, 3/15/2005	507,045
230,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	280,009
200,000		News America Holdings, Inc., Sr. Note, 8.500%, 2/15/2005	201,989
2,160,000		Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	2,258,777
2,546,000		Univision Communications, Inc., 7.850%, 7/15/2011	2,958,979
		TOTAL	11,293,246
		Communications - Telecom Wireless--0.3%
500,000		AT&T Wireless Services, Inc., 8.750%, 3/1/2031	655,060
3,200,000		AT&T Wireless Services, Inc., Sr. Note, 7.350%, 3/1/2006	3,361,280
		TOTAL	4,016,340
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wirelines--2.5%
$250,000		Alltel Corp., Sr. Note, 7.500%, 3/1/2006	$263,177
1,400,000		BellSouth Corp., 5.200%, 9/15/2014	1,403,220
410,000		CenturyTel, Inc., 8.375%, 10/15/2010	480,110
2,720,000		Citizens Communications Co., 9.000%, 8/15/2031	2,992,000
2,100,000		Citizens Communications Co., Note, 8.500%, 5/15/2006	2,260,125
100,000		Citizens Utilities Co., Deb., 7.600%, 6/1/2006	106,500
1,000,000		Deutsche Telekom International Finance BV, 5.250%, 7/22/2013	1,014,550
100,000		GTE California, Inc., Deb., 6.700%, 9/1/2009	109,358
125,000		GTE California, Inc., Deb., Series G, 5.500%, 1/15/2009	129,965
100,000		GTE North, Inc., Deb., 5.650%, 11/15/2008	104,533
100,000		GTE Northwest, Inc., Deb., Series D, 5.550%, 10/15/2008	103,017
100,000		GTE South, Inc., Deb., 6.000%, 2/15/2008	104,926
600,000		GTE South, Inc., Deb., 6.125%, 6/15/2007	628,692
100,000		GTE South, Inc., Deb., Series MBIA, 6.125%, 6/15/2007	104,782
2,000,000	1,2	KT Corp., Note, 5.875%, 6/24/2014	2,094,640
1,600,000		SBC Communications, Inc., 5.100%, 9/15/2014	1,586,864
200,000		Southwestern Bell Telephone Co., Deb., 7.200%, 10/15/2026	210,410
5,000,000		Sprint Capital Corp., 7.125%, 1/30/2006	5,218,675
3,000,000		Sprint Capital Corp., Company Guarantee, 8.750%, 3/15/2032	3,876,699
8,410,000		Telecom de Puerto Rico, Note, 6.650%, 5/15/2006	8,747,661
2,220,000		Telefonos de Mexico, Note, 4.500%, 11/19/2008	2,235,103
		TOTAL	33,775,007
		Consumer Cyclical - Automotive--3.8%
1,850,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	1,976,595
50,000		DaimlerChrysler North America Holding Corp., Company Guarantee, Series NOT1, 6.200%, 7/17/2006	51,083
100,000		Ford Holdings, Inc., Deb., 9.300%, 3/1/2030	114,044
200,000		Ford Motor Co., Deb., 6.500%, 8/1/2018	196,696
200,000		Ford Motor Co., Deb., 8.900%, 1/15/2032	222,310
600,000		Ford Motor Co., Note, 7.250%, 10/1/2008	645,728
3,475,000		Ford Motor Co., Unsecd. Note, 7.450%, 7/16/2031	3,390,245
500,000		Ford Motor Credit Co., Note, 6.125%, 1/9/2006	513,457
250,000		Ford Motor Credit Co., Note, 6.200%, 1/23/2008	254,266
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Automotive--continued
$12,000,000		Ford Motor Credit Co., Note, 6.500%, 1/25/2007	$12,492,996
200,000		Ford Motor Credit Co., Note, 7.375%, 10/28/2009	214,938
2,500,000		Ford Motor Credit Co., Note, 7.875%, 6/15/2010	2,735,477
400,000		Ford Motor Credit Co., Sr. Note, 5.800%, 1/12/2009	407,980
500,000		Ford Motor Credit Co., Unsecd. Note, 6.750%, 5/15/2005	508,170
200,000		Ford Motor Credit Co., Unsecd. Note, 7.375%, 2/1/2011	214,152
1,100,000		General Motors Acceptance Corp., 4.500%, 7/15/2006	1,104,190
5,000,000		General Motors Acceptance Corp., 6.125%, 8/28/2007	5,161,725
1,000,000		General Motors Acceptance Corp., 6.625%, 10/15/2005	1,026,370
2,000,000		General Motors Acceptance Corp., 6.875%, 8/28/2012	2,025,520
1,000,000		General Motors Acceptance Corp., 7.500%, 7/15/2005	1,023,950
2,400,000		General Motors Acceptance Corp., 8.000%, 11/1/2031	2,411,640
400,000		General Motors Acceptance Corp., Bond, 6.150%, 4/5/2007	412,312
200,000		General Motors Acceptance Corp., Deb., 6.000%, 4/1/2011	199,017
9,950,000		General Motors Acceptance Corp., Note, 6.750%, 1/15/2006	10,252,221
2,000,000		General Motors Corp., Note, 7.200%, 1/15/2011	2,058,890
1,000,000		General Motors Corp., Sr. Note, 6.375%, 5/1/2008	1,035,394
1,995,000		General Motors Corp., Unsecd. Note, 7.100%, 3/15/2006	2,052,849
		TOTAL	52,702,215
		Consumer Cyclical - Entertainment--0.6%
2,000,000		AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031	2,352,220
230,000		International Speedway Corp., 4.200%, 4/15/2009	228,225
1,170,000		International Speedway Corp., 5.400%, 4/15/2014	1,184,935
1,250,000		Time Warner, Inc., Deb., 8.110%, 8/15/2006	1,345,012
2,550,000		Walt Disney Co., Bond, Series B, 6.750%, 3/30/2006	2,664,214
200,000		Walt Disney Co., Sr. Note, 5.620%, 12/1/2008	203,934
		TOTAL	7,978,540
		Consumer Cyclical - Retailers--0.2%
900,000		Lowe's Cos., Inc., Sr. Note, 6.375%, 12/15/2005	931,761
1,200,000		Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/1/2028	1,336,056
		TOTAL	2,267,817
		Consumer Cyclical - Services--0.2%
2,100,000		Boston University, 7.625%, 7/15/2097	2,425,807
		Consumer Cyclical - Textile--0.0%
60,000		V.F. Corp., Note, 8.500%, 10/1/2010	69,787
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Food/Beverage--0.5%
$850,000		Diageo Finance BV, Unsecd. Note, 3.000%, 12/15/2006	$843,693
100,000		General Foods Co., Deb., 7.000%, 6/15/2011	100,270
1,200,000		General Mills, Inc., Unsecd. Note, 2.625%, 10/24/2006	1,182,564
3,500,000		Kellogg Co., 7.450%, 4/1/2031	4,288,445
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	190,552
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	256,122
		TOTAL	6,861,646
		Consumer Non-Cyclical Healthcare--0.3%
1,000,000		Baxter International, Inc., Note, 7.125%, 2/1/2007	1,069,720
800,000		Boston Scientific Corp., 5.450%, 6/15/2014	823,432
1,500,000		UnitedHealth Group, Inc., 7.500%, 11/15/2005	1,563,300
		TOTAL	3,456,452
		Consumer Non-Cyclical Pharmaceuticals--0.3%
1,040,000		AstraZeneca PLC, 5.400%, 6/1/2014	1,079,988
400,000		Lilly (Eli) & Co., Unsecd. Note, 6.570%, 1/1/2016	448,896
50,000		Merck & Co., Inc., Note, 5.250%, 7/1/2006	51,498
100,000		Merck & Co., Inc., Sr. Deb., 6.400%, 3/1/2028	106,117
215,000,000		Pfizer, Inc., Bond, Series INTL, 0.800%, 3/18/2008	2,113,180
		TOTAL	3,799,679
		Consumer Non-Cyclical Tobacco--0.3%
885,000		Altria Group, Inc., 5.625%, 11/4/2008	908,028
2,500,000		Altria Group, Inc., Sr. Note, 7.200%, 2/1/2007	2,642,975
900,000		Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006	925,110
		TOTAL	4,476,113
		Energy - Independent--0.7%
750,000		Anadarko Petroleum Corp., Unsecd. Note, 7.000%, 10/15/2006	799,875
1,940,000		Canadian Natural Resources Ltd., 4.900%, 12/1/2014	1,909,561
100,000		Enron Oil & Gas Co., Note, 6.000%, 12/15/2008	106,910
1,950,000	1,2	Gazprom International SA, Company Guarantee, 7.201%, 2/1/2020	2,037,750
1,000,000		Norcen Energy Resources, Inc., Deb., 7.375%, 5/15/2006	1,056,670
1,650,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	1,967,625
150,000		Questar Corp., Sr. Note, Series MTNA, 6.000%, 10/6/2008	158,968
2,106,800	1,2	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	2,069,025
		TOTAL	10,106,384
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Integrated--1.5%
$100,000		BP PLC, Deb., 8.750%, 3/1/2032	$140,202
50,000		ChevronTexaco Corp., 5.700%, 12/1/2008	51,136
4,150,000		Conoco, Inc., 7.250%, 10/15/2031	4,935,761
5,670,000		Husky Oil Ltd., Company Guarantee, 8.900%, 8/15/2028	6,488,952
4,118,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	4,767,038
4,000,000		Petro-Canada, Bond, 5.350%, 7/15/2033	3,627,320
1,200,000	1,2	Statoil ASA, 5.125%, 4/30/2014	1,221,156
		TOTAL	21,231,565
		Energy - Refining--0.4%
4,100,000		Valero Energy Corp., 7.500%, 4/15/2032	4,808,357
		Financial Institution - Banking--4.1%
1,000,000		ABN AMRO Bank NV, Chicago, Sub., 7.550%, 6/28/2006	1,065,050
3,100,000		Astoria Financial Corp., Note, 5.750%, 10/15/2012	3,189,881
50,000		BankBoston N.A., Sub. Note, 6.500%, 12/19/2007	54,119
366,000		Chase Manhattan Corp., 7.250%, 6/1/2007	397,231
250,000		Chase Manhattan Corp., Sub. Deb., 7.875%, 7/15/2006	267,222
775,000		Citicorp, Sub. Note, 7.000%, 7/1/2007	843,254
1,500,000		Citicorp, Sub. Note, 7.125%, 9/1/2005	1,546,245
100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	108,095
1,415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,599,134
2,000,000		Credit Suisse First Boston USA, Inc., 5.125%, 1/15/2014	2,018,380
150,000		Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011	162,439
1,000,000		Credit Suisse First Boston USA, Inc., Unsecd. Note, 5.500%, 8/15/2013	1,036,290
400,000		Donaldson, Lufkin and Jenrette, Inc., Note, 6.875%, 11/1/2005	413,084
100,000		Donaldson, Lufkin and Jenrette, Inc., Note, Series MTN, 6.900%, 10/1/2007	108,249
100,000		Donaldson, Lufkin and Jenrette, Inc., Sr. Note, 6.500%, 6/1/2008	108,027
4,460,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	4,573,462
4,000,000		Household Finance Corp., 7.000%, 5/15/2012	4,545,520
500,000		Household Finance Corp., Note, 7.250%, 5/15/2006	528,115
50,000		Household Finance Corp., Note, 8.000%, 5/9/2005	51,150
100,000		Household Finance Corp., Sr. Note, Series NOT1, 5.750%, 5/15/2007	104,704
100,000		Household Finance Corp., Sr. Note, Series NOTZ, 5.500%, 1/15/2007	103,761
75,000		Household Finance Corp., Sr. Note, Series NOTZ, 5.600%, 7/15/2005	76,111
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$50,000		Household Finance Corp., Sr. Note, Series NOTZ, 5.750%, 9/15/2007	$52,491
50,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.400%, 9/15/2009	54,099
150,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.700%, 9/15/2009	164,214
300,000		Household Finance Corp., Sr. Unsecd. Note, 7.200%, 7/15/2006	318,645
500,000		Household Finance Corp., Unsecd. Note, 5.750%, 1/30/2007	522,815
1,000,000		Hudson United Bancorp, 7.000%, 5/15/2012	1,111,943
2,500,000		J.P. Morgan Chase & Co., 5.750%, 1/2/2013	2,635,425
500,000		J.P. Morgan Chase & Co., Note, 7.600%, 5/1/2007	549,450
25,000		J.P. Morgan Chase & Co., Sub. Note, 6.125%, 10/15/2008	27,036
100,000		JPM Capital Trust I, Company Guarantee, 7.540%, 1/15/2027	106,141
275,000		Mellon Bank N.A., Pittsburgh, Sub. Note, 6.500%, 8/1/2005	281,726
1,000,000		Mercantile Bancorporation, Inc., Sub. Note, 7.300%, 6/15/2007	1,096,730
2,000,000		Northern Trust Corp., 4.600%, 2/1/2013	1,970,780
320,000,000		OEK Oest. Kontrollbank, Gilt, 1.800%, 3/22/2010	3,291,584
3,000,000		PNC Funding Corp., Sub. Note, 7.500%, 11/1/2009	3,411,210
1,433,333	1,2	Regional Diversified Funding, 9.250%, 3/15/2030	1,671,797
1,700,000		Regions Financial Corp., 4.375%, 12/1/2010	1,691,602
500,000		SouthTrust Bank, Sub. Note, 7.000%, 11/15/2008	557,230
300,000		Standard Federal Bank, N.A., Sub. Note, Series MTN, 7.750%, 7/17/2006	318,438
300,000		Summit Capital Trust I, Bond, 8.400%, 3/15/2027	343,977
500,000		SunTrust Banks, Inc., Sr. Note, 6.250%, 6/1/2008	538,990
470,000	1,2	Swedbank, Sub., 7.500%, 11/29/2049	502,711
1,000,000		Wachovia Bank N.A., 4.800%, 11/1/2014	976,920
300,000		Wachovia Corp., Note, 7.550%, 8/18/2005	309,891
2,000,000		Washington Mutual Bank FA, Note, 4.000%, 1/15/2009	1,982,580
4,730,000		Washington Mutual Bank FA, Sub. Note, 6.875%, 6/15/2011	5,299,918
4,000,000		Washington Mutual Finance Corp., Sr. Note, 8.250%, 6/15/2005	4,117,400
		TOTAL	56,805,266
		Financial Institution - Brokerage--1.5%
30,000		Associates Corp. of North America, Sr. Note, 6.250%, 11/1/2008	32,446
250,000		Bear Stearns Cos., Inc., Sr. Note, 7.000%, 3/1/2007	268,780
500,000		Citigroup Global Markets Inc., Note, 6.875%, 6/15/2005	511,035
2,645,000	1,2	FMR Corp., Bond, 7.570%, 6/15/2029	3,192,568
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--continued
$750,000		Franklin Resources, Inc., 3.700%, 4/15/2008	$742,890
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,525,100
1,500,000		Goldman Sachs Group, Inc., Note, 5.250%, 10/15/2013	1,521,165
850,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.350%, 10/1/2009	962,379
1,290,000		Lehman Brothers Holdings, Inc., 7.500%, 9/1/2006	1,379,990
100,000		Lehman Brothers Holdings, Inc., Note, 6.625%, 2/5/2006	104,150
400,000		Lehman Brothers Holdings, Inc., Note, 8.250%, 6/15/2007	445,360
1,750,000		Lehman Brothers Holdings, Inc., Note, 8.500%, 8/1/2015	2,194,535
325,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	350,945
2,500,000		Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/2008	2,709,950
200,000		Merrill Lynch & Co., Inc., Note, Series MLNP, 2.271%, 9/27/2005	200,028
200,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP, 4.050%, 9/29/2010	193,056
250,000		Morgan Stanley Group, Inc., 5.300%, 3/1/2013	256,893
550,000		Morgan Stanley, Unsub., 6.100%, 4/15/2006	571,907
2,250,000		Waddell & Reed Financial, Inc., 7.500%, 1/18/2006	2,345,085
		TOTAL	20,508,262
		Financial Institution - Finance Noncaptive--1.3%
50,000		CIT Group, Inc., Note, 7.250%, 8/15/2005	51,516
150,000		CIT Group, Inc., Note, 7.625%, 8/16/2005	154,953
115,000		CIT Group, Inc., Sr. Note, 5.750%, 9/25/2007	120,951
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 4.650%, 2/15/2008	51,050
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.050%, 5/15/2013	50,653
75,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.200%, 2/15/2013	75,455
3,850,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	4,210,429
50,000		General Electric Capital Corp., 5.350%, 3/30/2006	51,465
240,000		General Electric Capital Corp., Note, Series A, 2.207%, 5/30/2008	239,974
230,000		General Electric Capital Corp., Note, Series A, 2.271%, 6/11/2008	230,771
150,000		General Electric Capital Corp., Note, Series A, 2.897%, 2/20/2009	150,942
125,000,000		General Electric Capital Corp., Sr. Unsub., 0.100%, 12/20/2005	1,214,711
1,000,000		General Electric Capital Corp., Unsecd. Note, Series MTNA, 3.250%, 4/15/2013	1,011,440
150,000		International Lease Finance Corp., Note, Series M, 5.800%, 8/15/2007	157,439
6,000,000		MBNA America Bank, N.A., Sr. Note, Series BKNT, 6.500%, 6/20/2006	6,284,280
3,340,000		SLM Corp., Floating Rate Note, 3.115%, 12/15/2014	3,323,300
743,000		Susa Partnership LP, Deb., 7.500%, 12/1/2027	897,551
		TOTAL	18,276,880
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - Life--0.8%
$3,600,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	$4,633,848
75,000		CIGNA Corp., Note, 7.400%, 5/15/2007	80,591
850,000		Delphi Financial Group, Inc., 9.310%, 3/25/2027	918,000
100,000		John Hancock Life Insurance Co., Sr. Unsub., Series SIGN, 3.000%, 10/15/2011	99,775
360,000	1,2	Life Re Capital Trust I, Company Guarantee, 8.720%, 6/15/2027	387,493
3,000,000	1,2	Pacific LifeCorp., Bond, 6.600%, 9/15/2033	3,244,380
1,000,000	1,2	Reinsurance Group of America, Sr. Note, 7.250%, 4/1/2006	1,050,250
		TOTAL	10,414,337
		Financial Institution - Insurance - P&C--0.6%
400,000		Allstate Corp., Sr. Note, 7.875%, 5/1/2005	408,512
6,000,000	1,2	MBIA Global Funding LLC, 2.875%, 11/30/2006	5,940,120
1,000,000	1,2	Oil Insurance Ltd., Sub. Deb., 5.150%, 8/15/2033	1,007,120
250,000		USF&G Corp., Company Guarantee, 8.470%, 1/10/2027	272,033
		TOTAL	7,627,785
		Financial Institution - REITs--0.2%
2,300,000		EOP Operating LP, 8.375%, 3/15/2006	2,445,820
		Foreign-Local-Government--0.5%
3,900,000		Hydro Quebec, Sr. Deb., 6.300%, 5/11/2011	4,305,015
900,000		Ontario, Province of, 4.375%, 2/15/2013	885,753
1,000,000		Quebec, Province of, 5.500%, 4/11/2006	1,028,630
		TOTAL	6,219,398
		Sovereign--0.7%
400,000,000		Inter-American Development Bank, 1.900%, 7/8/2009	4,133,722
3,880,000		KFW-Kredit Wiederaufbau, 2.700%, 3/1/2007	3,821,645
1,500,000		United Mexican States, 6.625%, 3/3/2015	1,586,250
		TOTAL	9,541,617
		State/Provincial--0.1%
2,600,000		New South Wales, State of, Local Gov't. Guarantee, 6.500%, 5/1/2006	2,043,692
		Technology--1.2%
4,000,000		Dell Computer Corp., Deb., 7.100%, 4/15/2028	4,698,280
3,000,000	1,2	Deluxe Corp., 3.500%, 10/1/2007	2,961,030
400,000		First Data Corp., MTN, Series MTND, 6.375%, 12/15/2007	430,112
500,000		Hewlett-Packard Co., Note, 5.750%, 12/15/2006	522,600
2,500,000		Hewlett-Packard Co., Note, 6.500%, 7/1/2012	2,772,175
Principal Amount			Value
		CORPORATE BONDS--continued
		Technology--continued
$500,000		IBM Corp., 4.875%, 10/1/2006	$514,880
1,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,489,641
100,000		Texas Instruments, Inc., Note, 8.750%, 4/1/2007	110,785
2,750,000		Unisys Corp., 8.125%, 6/1/2006	2,908,125
		TOTAL	16,407,628
		Transportation - Airlines--0.3%
1,212,251		Northwest Airlines Corp., 7.935%, 4/1/2019	1,324,323
658,568		Northwest Airlines Corp., Equip. Trust, 8.072%, 10/1/2019	734,369
1,800,000		Southwest Airlines Co., 6.500%, 3/1/2012	1,952,136
		TOTAL	4,010,828
		Transportation - Railroads--0.4%
1,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	1,706,316
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,155,269
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,541,062
		TOTAL	5,402,647
		Transportation - Services--0.1%
650,000		Hertz Corp., 8.250%, 6/1/2005	667,323
550,000		Hertz Corp., Note, 7.625%, 8/15/2007	591,512
500,000		Hertz Corp., Sr. Note, 6.375%, 10/15/2005	509,605
		TOTAL	1,768,440
		Utility - Electric--1.9%
800,000		Alabama Power Co., 2.800%, 12/1/2006	791,624
2,500,000		Alabama Power Co., 5.700%, 2/15/2033	2,468,750
1,000,000		Alabama Power Co., Sr. Note, Series L, 7.125%, 10/1/2007	1,090,510
3,000,000		American Electric Power Co., Inc., Note, 6.125%, 5/15/2006	3,112,620
250,000		Enersis S.A., Note, 7.400%, 12/1/2016	261,811
1,000,000		FirstEnergy Corp., 5.500%, 11/15/2006	1,032,191
2,450,000		FirstEnergy Corp., 7.375%, 11/15/2031	2,718,500
250,000	1,2	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	269,383
100,000		Kansas Gas and Electric Co., 1st Mtg. Bond, Series AMBC, 6.500%, 8/1/2005	101,390
1,730,000		MidAmerican Energy Co., 4.650%, 10/1/2014	1,684,830
600,000		MidAmerican Energy Co., Note, Series MTN, 6.375%, 6/15/2006	626,454
2,050,000		Oncor, Inc., Deb., 7.000%, 9/1/2022	2,294,044
3,000,000		PSEG Power LLC, Company Guarantee, 7.750%, 4/15/2011	3,446,580
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Utility - Electric--continued
$1,400,000		Pacific Gas & Electric Co., 6.050%, 3/1/2034	$1,415,358
300,000		Potomac Electric Power Co., 1st Mtg. Bond, 6.250%, 10/15/2007	319,851
1,000,000		Progress Energy Carolinas, Inc., 1st Mtg. Bond, 6.800%, 8/15/2007	1,075,710
1,050,000		Public Service Electric & Gas Co., 1st Ref. Mtg., Series UU, 6.750%, 3/1/2006	1,093,334
2,000,000		Public Service Electric & Gas Co., 4.000%, 11/1/2008	1,992,340
850,000		Wisconsin Power & Light Co., Note, 7.000%, 6/15/2007	910,682
		TOTAL	26,705,962
		Utility - Natural Gas Distributor--0.0%
200,000		Michigan Consolidated Gas, 1st Mtg. Bond, Series C, 7.210%, 5/1/2007	216,310
		TOTAL CORPORATE BONDS (IDENTIFIED COST $401,867,692)	412,332,442
		ADJUSTABLE RATE MORTGAGES--0.0%
		Federal National Mortgage Association--0.0%
104,853		FNMA ARM 681769 1/1/2033	104,999
		Government National Mortgage Association--0.0%
11,643		GNMA2 ARM 80201, 30 Year, 5/20/2028	11,490
5,274		GNMA2 ARM 8717, 10/20/2025	5,403
		TOTAL	16,893
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $125,696)	121,892
		ASSET-BACKED SECURITIES--0.1%
		Credit Card--0.1%
1,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.700%, 10/15/2009	1,553,985
		Home Equity Loan--0.0%
203,172	1,2	125 Home Loan Owner Trust 1998-1A, Class B1, 9.260%, 2/15/2029	205,204
		Rate Reduction Bond--0.0%
293,546		California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1, Class A7, 6.420%, 9/25/2008	302,578
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,991,538)	2,061,767
		COMMON STOCKS--0.0%
		Warrants--0.0%
4,750		Arcadia Financial Ltd., Warrants (IDENTIFIED COST $0)	0
Principal Amount			Value
		GOVERNMENT AGENCIES--8.3%
$715,000		Federal Farm Credit System, 9.200%, 8/22/2005	$748,669
1,500,000		Federal Farm Credit System, Bond, 3.875%, 5/7/2010	1,480,560
1,000,000		Federal Farm Credit System, Bond, 4.750%, 12/12/2013	1,004,540
1,500,000		Federal Farm Credit System, Bond, 6.030%, 12/29/2010	1,643,085
25,000		Federal Farm Credit System, MTN, 7.350%, 3/24/2005	25,397
650,000		Federal Farm Credit System, Note, Series MTN, 6.380%, 11/27/2006	689,572
1,000,000		Federal Farm Credit System, Note, Series MTN, 6.820%, 3/16/2009	1,115,770
1,500,000		Federal Home Loan Bank System, Bond, 2.500%, 6/18/2007	1,456,080
2,000,000		Federal Home Loan Bank System, Bond, 2.500%, 4/4/2014	1,974,400
1,000,000		Federal Home Loan Bank System, Bond, 3.750%, 8/15/2008	1,002,350
100,000		Federal Home Loan Bank System, Bond, 4.000%, 12/19/2011	95,227
200,000		Federal Home Loan Bank System, Bond, 4.220%, 7/30/2010	196,484
100,000		Federal Home Loan Bank System, Bond, 4.750%, 3/30/2009	100,266
150,000		Federal Home Loan Bank System, Bond, 5.000%, 4/15/2014	147,216
200,000		Federal Home Loan Bank System, Bond, 5.125%, 8/13/2013	198,148
1,000,000		Federal Home Loan Bank System, Bond, 5.170%, 2/25/2014	991,830
200,000		Federal Home Loan Bank System, Bond, 5.200%, 8/16/2011	201,146
100,000		Federal Home Loan Bank System, Bond, 6.000%, 6/30/2014	101,357
100,000		Federal Home Loan Bank System, Bond, 6.040%, 2/4/2008	107,384
140,000		Federal Home Loan Bank System, Bond, 7.625%, 5/14/2010	163,549
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.500%, 11/15/2012	448,506
400,000		Federal Home Loan Bank System, Bond, Series 5V08, 2.475%, 12/30/2008	400,256
150,000		Federal Home Loan Bank System, Bond, Series 6309, 4.000%, 6/22/2009	148,449
60,000		Federal Home Loan Bank System, Bond, Series AL09, 5.520%, 1/20/2009	63,835
200,000		Federal Home Loan Bank System, Bond, Series EP10, 8.020%, 6/1/2010	205,062
1,000,000		Federal Home Loan Bank System, Bond, Series FI11, 6.250%, 3/1/2011	1,033,380
200,000		Federal Home Loan Bank System, Bond, Series KS08, 5.665%, 9/11/2008	213,424
100,000		Federal Home Loan Bank System, Bond, Series MC08, 5.015%, 10/8/2008	104,452
100,000		Federal Home Loan Bank System, Bond, Series PJ08, 5.485%, 11/12/2008	106,206
100,000		Federal Home Loan Bank System, Bond, Series PJ13, 5.200%, 1/28/2013	99,876
1,500,000		Federal Home Loan Bank System, Bond, Series PR08, 3.170%, 10/2/2008	1,468,575
200,000		Federal Home Loan Bank System, Bond, Series PR18, 5.200%, 6/4/2018	193,126
350,000		Federal Home Loan Bank System, Bond, Series PS06, 4.450%, 11/27/2006	358,397
200,000		Federal Home Loan Bank System, Bond, Series UF05, 4.200%, 4/22/2005	201,452
180,000		Federal Home Loan Bank System, Bond, Series VB05, 4.050%, 4/29/2005	181,260
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$200,000		Federal Home Loan Bank System, Bond, Series WL10, 4.000%, 6/4/2010	$194,884
535,000		Federal Home Loan Bank System, Series NV09, 6.500%, 11/13/2009	593,315
200,000		Federal Home Loan Mortgage Corp., Bond, 4.000%, 3/26/2015	197,622
6,000,000		Federal Home Loan Mortgage Corp., Note, 2.125%, 11/15/2005	5,959,200
200,000		Federal Home Loan Mortgage Corp., Note, 4.000%, 12/30/2013	186,584
200,000		Federal Home Loan Mortgage Corp., Note, 4.100%, 10/19/2009	197,690
100,000		Federal Home Loan Mortgage Corp., Note, 4.350%, 11/21/2006	102,190
50,000		Federal Home Loan Mortgage Corp., Note, 4.750%, 12/16/2010	49,966
600,000		Federal Home Loan Mortgage Corp., Note, 5.500%, 7/15/2006	622,782
1,000,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 3.500%, 9/15/2007	1,001,310
100,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 5.000%, 10/24/2014	98,019
65,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 5.000%, 2/28/2017	65,386
200,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 8.000%, 3/28/2012	201,282
5,000,000		Federal National Mortgage Association, 3.250%, 1/15/2008	4,957,950
600,000		Federal National Mortgage Association, 3.875%, 3/15/2005	602,814
5,780,000		Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	6,695,668
26,000,000		Federal National Mortgage Association, Note, 2.150%, 7/28/2006	25,573,340
1,500,000		Federal National Mortgage Association, Note, 3.250%, 11/15/2007	1,489,530
1,000,000		Federal National Mortgage Association, Note, 4.250%, 7/15/2007	1,020,670
1,250,000		Federal National Mortgage Association, Note, 4.375%, 10/15/2006	1,277,500
600,000		Federal National Mortgage Association, Note, 5.000%, 1/15/2007	621,468
8,000,000		Federal National Mortgage Association, Note, 5.500%, 2/15/2006	8,238,560
33,250,000		Federal National Mortgage Association, Note, Series @, 2.500%, 8/11/2006	32,872,945
1,070,000		Federal National Mortgage Association, Unsecd. Note, 4.000%, 10/28/2009	1,053,297
50,000		Housing and Urban Development, U.S. Gov't. Guarantee, Series 99-A, 6.330%, 8/1/2013	53,402
1,000,000		Tennessee Valley Authority, Series C, 6.000%, 3/15/2013	1,096,950
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $114,590,365)	113,693,610
		GOVERNMENTS/AGENCIES--2.5%
		Sovereign--2.5%
4,600,000		Austria, Government of, Bond, 5.000%, 1/15/2008	6,538,090
800,000		Bundesrepublic Deutschland, Bond, 3.750%, 7/4/2013	1,070,792
4,100,000		Germany, Government of, Bond, 4.500%, 8/18/2006	5,645,062
270,000,000		Italy, Government of, 0.650%, 3/20/2009	2,641,487
Principal Amount			Value
		GOVERNMENTS/AGENCIES--continued
		Sovereign--continued
$3,450,000		Italy, Government of, 4.500%, 5/1/2009	$4,872,805
398,000,000		Italy, Government of, Bond, 1.800%, 2/23/2010	4,088,879
4,500,000		Italy, Government of, Bond, 5.500%, 11/1/2010	6,689,747
3,150,000		Sweden, Government of, Deb., 6.500%, 5/5/2008	520,025
1,200,000		United Kingdom, Government of, Bond, 5.000%, 3/7/2008	2,332,368
250,000		United Kingdom, Government of, Treasury Bill, 5.000%, 3/7/2012	490,019
		TOTAL GOVERNMENT/AGENCIES (IDENTIFIED COST $27,667,111)	34,889,274
		U.S. TREASURY--7.4%
		U.S. Treasury Bonds--6.7%
36,900,000	3	United States Treasury Bond, 12.750%, 11/15/2010	40,342,032
3,700,000		United States Treasury Bond, 8.125%, 5/15/2021	5,031,408
1,300,000		United States Treasury Bond, 6.250%, 8/15/2023	1,493,778
1,343,000		United States Treasury Bond, 6.000%, 2/15/2026	1,506,054
300,000		United States Treasury Bond, 6.750%, 8/15/2026	366,375
2,200,000		United States Treasury Bond, 6.500%, 11/15/2026	2,615,932
4,935,000		United States Treasury Bond, 6.125%, 11/15/2027	5,628,960
8,000,000		United States Treasury Bond, 5.500%, 8/15/2028	8,448,720
2,215,000		United States Treasury Bond, 5.250%, 11/15/2028	2,263,110
6,000,000	3	United States Treasury Bond, 6.250%, 5/15/2030	6,998,460
16,815,000	3	United States Treasury Bond, 5.375%, 2/15/2031	17,689,884
		TOTAL	92,384,713
		U.S. Treasury Notes--0.7%
1,000,000		United States Treasury Note, 6.500%, 8/15/2005	1,028,520
4,000,000	3	United States Treasury Note, 5.875%, 11/15/2005	4,122,200
1,000,000		United States Treasury Note, 2.625%, 5/15/2008	975,620
3,400,000	3	United States Treasury Note, 4.250%, 11/15/2014	3,369,196
		TOTAL	9,495,536
		TOTAL U.S. TREASURY (IDENTIFIED COST $101,373,006)	101,880,249
		MORTGAGE-BACKED SECURITIES--0.1%
		Federal National Mortgage Association--0.0%
60,310		Federal National Mortgage Association, Pool 390900, 7.500%, 6/1/2012	64,333
Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES--continued
		Government National Mortgage Association--0.1%
$117,899		Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	$127,067
6,742		Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	7,370
23,969		Government National Mortgage Association, Pool 433329, 7.500%, 12/15/2026	25,819
3,407		Government National Mortgage Association, Pool 433505, 7.500%, 4/15/2027	3,670
8,385		Government National Mortgage Association, Pool 444274, 7.500%, 1/15/2027	9,027
2,105		Government National Mortgage Association, Pool 446820, 8.000%, 8/15/2027	2,298
597,916		Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	632,302
21,370		Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	22,808
33,367		Government National Mortgage Association, Pool 468225, 6.500%, 9/15/2028	35,286
7,390		Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	7,794
672,827		Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	654,721
288,985		Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	309,511
		TOTAL	1,837,673
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,812,229)	1,902,006
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.8%
		Federal Home Loan Mortgage Corp.--0.0%
520,507		Federal Home Loan Mortgage Corp. REMIC 1602 PH, 6.00%, 4/15/2023	536,918
		Federal National Mortgage Association--0.0%
68,869		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	75,739
23,714		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	25,742
		TOTAL	101,481
		Non-Agency Mortgage--0.0%
20,850	1	SMFC Trust Asset-Backed Certificates, Series 1997-A, Class 4, 3.067%, 1/28/2027	16,682
		Structured Product (ABS)--0.8%
9,969,488		Morgan Stanley Capital, Inc. 2004-T13, Class A1, 2.85%, 9/13/2045	9,763,718
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $10,636,822)	10,418,799
		PREFERRED STOCK--0.1%
		Financial Institution - Banking--0.1%
21,000		Citigroup, Inc., Cumulative Pfd., Series F, 6.365% (IDENTIFIED COST $1,003,086)	1,134,000
Principal Amount or Shares			Value
		MUNICIPAL--0.1%
		Consumer Cyclical - Services--0.1%
$725,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007 (IDENTIFIED COST $759,617)	$801,582
		MUTUAL FUNDS--40.9%4
2,793,421		Emerging Markets Fixed Income Core Fund	44,447,590
15,987,259		High Yield Bond Portfolio	112,550,306
39,734,541		Federated Mortgage Core Portfolio	403,305,589
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $544,412,938)	560,303,485
		REPURCHASE AGREEMENTS--15.1%
$70,000,000		Interest in $1,500,000,000 joint repurchase agreement with Banc of America Securities LLC, 2.08%, dated 11/30/2004 to be repurchased at $70,004,044 on 12/1/2004, collateralized by U.S. Government Agency Obligation with a maturity of 4/1/2034, collateral market value $1,530,000,000	$70,000,000
57,481,000		Interest in $2,000,000,000 joint repurchase agreement with UBS Securities LLC, 2.08%, dated 11/30/2004 to be repurchased at $57,484,321 on 12/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2033, collateral market value $2,060,004,602	57,481,000
25,000,000		Interest in $1,500,000,000 joint repurchase agreement with CS First Boston Corp., LLC, 2.08%, dated 11/30/2004 to be repurchased at $25,001,444 on 12/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 11/1/2034, collateral market value $1,531,339,125 (held as collateral for securities lending)	25,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$25,000,000		Interest in $550,000,000 joint repurchase agreement with Societe Generale, London Inc., LLC, 2.08%, dated 11/30/2004 to be repurchased at $25,001,444 on 12/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/01/2034, collateral market value $564,267,599 (held as collateral for securities lending)	$25,000,000
29,952,000		Interest in $2,000,000,000 joint repurchase agreement with Wachovia Securities Inc., LLC, 2.08%, dated 11/30/2004 to be repurchased at $29,953,731 on 12/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2034, collateral market value $2,042,918,473 (held as collateral for securities lending)	29,952,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	207,433,000
		TOTAL INVESTMENTS--105.5% (IDENTIFIED COST $1,413,673,100)5	1,446,972,106
		OTHER ASSETS AND LIABILITIES - NET--(5.5)%	(74,836,637)
		TOTAL NET ASSETS--100%	$1,372,135,469

1 Denotes a restricted security, including securities purchased under the Rule144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2004, these securities amounted to $32,487,616 which represents 2.2% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors. At November 30, 2004, these securities amounted to $32,470,934 which represents 2.2% of total net assets.

3 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

4 Affiliated company.

5 The cost of investments for federal tax purposes amounts to $1,415,598,474.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

The following acronyms are used throughout this portfolio:

FNMA	--Federal National Mortgage Association
MTN	--Medium Term Note
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2004

Assets:
Investments in repurchase agreements	$207,433,000
Investments in securities including $560,303,485 of investments in affiliated issuers (Note 5) and $77,476,472 of securities loaned	1,239,539,106
Total investments in securities, at value (identified cost $1,413,673,100)		$1,446,972,106
Cash		1,513
Cash denominated in foreign currency (identified cost $93,615)		103,745
Receivable for foreign currency exchange contracts		84,848
Income receivable		8,670,459
Receivable for investments sold		4,965,642
Receivable for shares sold		1,857,116
TOTAL ASSETS		1,462,655,429
Liabilities:
Payable for investments purchased	$2,473,498
Payable for shares redeemed	3,647,710
Income distribution payable	2,744,567
Payable for collateral due to broker	79,952,000
Payable for distribution services fee (Note 5)	123,367
Payable for shareholder services fee (Note 5)	166,048
Payable for foreign currency exchange contracts	1,216,379
Accrued expenses	196,391
TOTAL LIABILITIES		90,519,960
Net assets for 127,124,723 shares outstanding		$1,372,135,469
Net Assets Consist of:
Paid-in capital		$1,342,452,494
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		32,209,360
Accumulated net realized gain on investments and foreign currency transactions		(5,816,438)
Undistributed net investment income		3,290,053
TOTAL NET ASSETS		$1,372,135,469

Statement of Assets and Liabilities - continued

November 30, 2004

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($532,222,894 ÷ 49,308,447 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.79
Offering price per share	$10.79
Redemption proceeds per share	$10.79
Institutional Service Shares:
Net asset value per share ($624,720,550 ÷ 57,879,323 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.79
Offering price per share	$10.79
Redemption proceeds per share	$10.79
Class A Shares:
Net asset value per share ($71,788,484 ÷ 6,651,025 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.79
Offering price per share (100/95.50 of $10.79)1	$11.30
Redemption proceeds per share	$10.79
Class B Shares:
Net asset value per share ($59,784,188 ÷ 5,538,877 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.79
Offering price per share	$10.79
Redemption proceeds per share (94.50/100 of $10.79)1	$10.20
Class C Shares:
Net asset value per share ($54,448,847 ÷ 5,044,547 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.79
Offering price per share (100/99.00 of $10.79)1	$10.90
Redemption proceeds per share (99.00/100 of $10.79)1	$10.68
Class K Shares:
Net asset value per share ($29,170,506 ÷ 2,702,504 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.79
Offering price per share	$10.79
Redemption proceeds per share	$10.79

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2004

Investment Income:
Dividends (including income received from affiliated issuers of $29,730,255) (Note 5)		$29,730,255
Investment income allocated from affiliated partnership (Note 5)		2,380,624
Interest (including income on securities loaned of $53,367)		32,901,527
TOTAL INCOME		65,012,406
Expenses:
Investment adviser fee (Note 5)	$5,039,186
Administrative personnel and services fee (Note 5)	1,008,928
Custodian fees	78,831
Transfer and dividend disbursing agent fees and expenses--Institutional Shares (Note 5)	304,491
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares (Note 5)	409,013
Transfer and dividend disbursing agent fees and expenses--Class A Shares (Note 5)	89,866
Transfer and dividend disbursing agent fees and expenses--Class B Shares (Note 5)	74,315
Transfer and dividend disbursing agent fees and expenses--Class C Shares (Note 5)	51,769
Transfer and dividend disbursing agent fees and expenses--Class K Shares (Note 5)	75,285
Directors'/Trustees' fees	11,724
Auditing fees	21,187
Legal fees	7,867
Portfolio accounting fees (Note 5)	204,921
Distribution services fee--Institutional Service Shares (Note 5)	1,294,034
Distribution services fee--Class A Shares (Note 5)	169,694
Distribution services fee--Class B Shares (Note 5)	487,193
Distribution services fee--Class C Shares (Note 5)	429,088
Distribution services fee--Class K Shares (Note 5)	121,775
Shareholder services fee--Institutional Shares (Note 5)	1,319,450
Shareholder services fee--Institutional Service Shares (Note 5)	1,294,034
Shareholder services fee--Class A Shares (Note 5)	169,694
Shareholder services fee--Class B Shares (Note 5)	162,397
Shareholder services fee--Class C Shares (Note 5)	143,029
Share registration costs	188,633
Printing and postage	103,184
Insurance premiums	25,137
Taxes	97,354
Miscellaneous	9,071
TOTAL EXPENSES BEFORE ALLOCATION	13,391,150
Expenses allocated from partnership	15,399
TOTAL EXPENSES	13,406,549

Statement of Operations - continued

Year Ended November 30, 2004

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(2,953,832)
Waiver of administrative personnel and services fee	(48,963)
Waiver of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(28,013)
Waiver of transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	(120,314)
Waiver of transfer and dividend disbursing agent fees and expenses--Class A Shares	(2,220)
Waiver of transfer and dividend disbursing agent fees and expenses--Class B Shares	(2,194)
Waiver of transfer and dividend disbursing agent fees and expenses--Class C Shares	(1,982)
Waiver of transfer and dividend disbursing agent fees and expenses--Class K Shares	(842)
Waiver of distribution services fee--Institutional Service Shares	(1,035,227)
Waiver of shareholder services fee--Institutional Shares	(1,319,450)
TOTAL WAIVERS AND REIMBURSEMENT		$(5,513,037)
Net expenses			$7,893,512
Net investment income			57,118,894
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized loss of $1,318,856 on sales of investments in affiliated issuers (Note 5))			5,571,104
Net realized gain allocated from partnership			485,804
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(2,064,689)
Net realized and unrealized gain on investments and foreign currency transactions			3,992,219
Change in net assets resulting from operations			$61,111,113

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$57,118,894	$46,022,783
Net realized gain on investments including allocation from partnership and foreign currency transactions	6,056,908	4,748,084
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(2,064,689)	1,816,471
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	61,111,113	52,587,338
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(25,574,037)	(23,708,449)
Institutional Service Shares	(23,546,457)	(16,057,470)
Class A Shares	(2,927,566)	(3,308,045)
Class B Shares	(2,490,457)	(2,584,971)
Class C Shares	(2,200,422)	(959,987)
Class K Shares	(999,361)	(63,122)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(57,738,300)	(46,682,044)
Share Transactions:
Proceeds from sale of shares	520,502,434	623,887,408
Proceeds from shares issued in connection with the tax-free transfer of assets from United Trust Bank	--	6,840,796
Proceeds from shares issued in connection with the tax-free transfer of assets from United Trust Bank	--	64,075,774
Proceeds from shares issued in connection with the tax-free transfer of assets from Founders	--	1,277,385
Proceeds from shares issued in connection with the tax-free transfer of assets from Founders	--	629,074
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs Bank	--	16,177,030
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Managed Income Portfolio	79,497,244	--
Proceeds from shares issued in connection with the tax-free transfer of assets from BankNorth Intermediate Bond Fund	89,783,777	--
Proceeds from shares issued in connection with the taxable transfer of assets from UB Fixed Income Common Trust Fund	10,309,028	--
Net asset value of shares issued to shareholders in payment of distributions declared	26,973,070	22,372,713
Cost of shares redeemed	(523,189,369)	(399,564,861)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	203,876,184	335,695,319
Change in net assets	207,248,997	341,600,613
Net Assets:
Beginning of period	1,164,886,472	823,285,859
End of period (including undistributed net investment income of $3,290,053 and $387,458, respectively)	$1,372,135,469	$1,164,886,472

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2004

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The highlights of Institutional Shares and Institutional Service Shares are presented separately. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers six classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares. Effective April 8, 2003, the Fund added Class K Shares. The investment objective of the Fund is to provide total return.

On June 23, 2003, the Fund received in a tax-free transfer of assets from the United Trust Bank Fixed-Income Fund A Common Trust and United Trust Bank EB Bond Fund, as follows:

	Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer of Common Trust Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received	1
Institutional Shares	620,199	$ 6,840,796	$ 429,746
Institutional Service Shares	5,809,227	$64,075,774	$3,972,294

Net Assets of Fund Prior to Combination		Net Assets of Common Trust Funds Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,063,163,494		$70,916,570	$1,134,080,064

1 Unrealized appreciation is included in the Tax-Free Transfer of Common Trust Fund Net Assets Received amount shown above.

On July 21, 2003, the Fund received a tax-free transfer of assets from the Founders Government Securities-Personal Trust Common Trust Fund and taxable transfer of assets from the Founders Government Securities-Retirement Trust Common Trust Fund, as follows:

Institutional Services Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Institutional Service Shares of the Fund Issued in Relation to Taxable Transfer of Assets	Tax-Free Transfer of Common Trust Fund Net Assets Received	Taxable Transfer of Common Trust Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received	1
118,058	58,140	$1,277,385	$629,074	$5,743

Net Assets of Fund Prior to Combination			Net Assets of Common Trust Funds Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,139,809,010			$1,906,459	$1,141,715,469

1 Unrealized appreciation is included in the Tax-Free Transfer of Common Trust Fund Net Assets Received amount shown above.

On September 26, 2003, the Fund received a tax-free transfer of assets from the Riggs Bond Fund, as follows:

Institutional Service Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer of Riggs Bond Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Asset Received	1
1,495,104	$16,177,030	$537,833

Net Assets of Fund Prior to Combination	Net Assets of Riggs Bond Fund Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,126,454,883	$16,177,030	$1,142,631,913

1 Unrealized appreciation is included in the Tax-Free Transfer of Riggs Bond Fund Net Assets Received amount shown above.

On December 12, 2003, the Fund received a tax-free transfer of assets from the Federated Managed Income Portfolio, as follows:

	Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer of Federated Managed Income Portfolio Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Asset Received	1
Institutional Service Shares	4,805,900	$51,951,780	$2,097,055
Class C Shares	2,638,830	$28,525,756	$ 298,971

Net Assets of Fund Prior to Combination		Net Assets of Federated Managed Income Portfolio Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,167,525,735		$80,477,536	$1,248,003,271

1 Unrealized appreciation is included in the Tax-Free Transfer of Federated Managed Income Portfolio Net Assets Received amount shown above.

On August 27, 2004, the Fund received a tax-free transfer of assets from the BankNorth Intermediate Bond Fund, as follows:

	Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer of BankNorth Intermediate Bond Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received	1
Institutional Service Shares	8,336,469	$89,783,777	$1,699,081

Net Assets of Fund Prior to Combination		Net Assets of BankNorth Intermediate Bond Fund Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,225,288,563		$89,783,777	$1,315,072,340

1 Unrealized appreciation is included in the Tax-Free Transfer of BankNorth Intermediate Bond Fund Net Assets Received amount shown above.

On October 25, 2004, the Fund received a tax-free transfer of assets from the UB Fixed Income Common Trust Fund, as follows:

	Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer Of UB Fixed Income Common Trust Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received	1
Institutional Service Shares	948,393	$10,309,028	$222,256

Net Assets of Fund Prior to Combination		Net Assets of UB Fixed Income Common Trust Fund Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,351,842,168		$10,309,028	$1,362,151,196

1 Unrealized appreciation is included in the Tax-Free Transfer of UB Fixed Income Common Trust Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of the Portfolio. A copy of EMCORE's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder service fees. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At November 30, 2004, the Fund had the following outstanding foreign currency commitments:

Settlement Date	Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Bought:
12/2/2004	17,900,000 Euro Dollars	$23,744,350	$ 23,797,147	$ 52,797
12/2/2004	1,700,143,900 Japanese Yen	$16,490,242	$16,522,293	$ 32,051
Contracts Sold:
12/2/2004	17,900,000 Euro Dollars	$23,094,043	$ 23,797,305	$ (703,262)
1/4/2005	17,900,000 Euro Dollars	$ 23,747,572	$23,800,066	$ (52,494)
12/2/2004	1,700,143,900 Japanese Yen	$16,100,000	$16,524,537	$ (424,537)
1/4/2005	1,700,143,900 Japanese Yen	$16,525,023	$16,561,109	$ (36,086)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(1,131,531)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FC) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at November 30, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
FirstEnergy Corp., 5.500%, 11/15/2006	6/23/2004	$1,033,4801
SMFC Trust Asset-Backed Certificates, Series 1997-A, Class 4, 3.067%, 1/28/2027	2/4/1998	$ 19,074

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$77,476,472	$79,952,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

Year Ended November 30	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	22,327,061	$240,488,052	22,560,102	$244,230,985
Shares issued in connection with the tax-free transfer of assets from United Trust Bank Employee Bond Fund	--	--	620,199	6,840,796
Shares issued to shareholders in payment of distributions declared	589,235	6,353,940	568,477	6,145,109
Shares redeemed	(20,977,196)	(225,869,104)	(18,056,517)	(194,521,811)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,939,100	$20,972,888	5,692,261	$62,695,079

Year Ended November 30	2004		2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	18,348,308	$170,716,700	21,411,036	$231,051,666
Shares issued in connection with the tax-free transfer of assets from United Trust Bank Fixed Income Fund A	--	--	5,809,227	64,075,774
Shares issued in connection with the tax-free transfer of assets from Founders Government Securities--Personal Trust	--	--	118,058	1,277,385
Shares issued in connection with the taxable Transfer of assets from Founders Government Securities--Retirement Trust	--	--	58,140	629,074
Shares issued in connection with the tax-free transfer of assets from Riggs Bond Fund	--	--	1,495,104	16,177,030
Shares issued in connection with the tax-free transfer of assets from Federated Managed Income Portfolio	4,805,900	51,951,780	--	--
Shares issued in connection with the tax-free transfer of assets from BankNorth Intermediate Bond Fund	8,336,469	89,783,777	--	--
Shares issued in connection with the tax-free transfer of assets from UB Fixed Income Fund	948,393	10,309,028	--	--
Shares issued to shareholders in payment of distributions declared	1,298,051	13,997,065	1,006,402	10,877,698
Shares redeemed	(17,018,746)	(183,439,464)	(12,576,112)	(135,877,771)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICES SHARE TRANSACTIONS	16,718,375	$153,318,886	17,321,855	$188,210,856

Year Ended November 30	2004		2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,338,907	$35,886,272	5,974,269	$64,560,078
Shares issued to shareholders in payment of distributions declared	218,532	2,356,906	258,708	2,795,022
Shares redeemed	(5,715,399)	(61,886,574)	(3,141,326)	(33,901,279)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,157,960)	$(23,643,396)	3,091,651	$33,453,821

Year Ended November 30	2004		2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	695,424	$7,412,473	3,468,482	$37,554,448
Shares issued to shareholders in payment of distributions declared	168,424	1,816,390	171,604	1,854,378
Shares redeemed	(1,988,786)	(21,446,125)	(1,909,180)	(20,514,400)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,124,938)	$(12,217,262)	1,730,906	$18,894,426

Year Ended November 30	2004		2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,287,267	$42,324,348	2,975,647	$32,309,877
Shares issued in connection with the tax-free transfer of assets from Federated Managed Income Portfolio	2,638,830	28,525,756	--	--
Shares issued to shareholders in payment of distributions declared	134,664	1,451,961	58,988	637,389
Shares redeemed	(2,058,890)	(22,192,293)	(1,336,995)	(14,362,203)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	2,001,871	$50,109,772	1,697,640	$18,585,063

	Year Ended 11/30/2004		Period Ended 11/30/20031
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	2,099,848	$22,694,297	1,318,135	$14,180,354
Shares issued to shareholders in payment of distributions declared	92,518	996,808	5,871	63,117
Shares redeemed	(777,789)	(8,355,809)	(36,079)	(387,397)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	1,414,577	$15,335,296	1,287,927	$13,856,074
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	18,791,025	$203,876,184	30,822,240	$335,695,319

1 Reflects operations for the period from April 8, 2003 (start of performance) to November 30, 2003.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, expired capital loss carryforwards from mergers, discount accretion/premium amortization on debt securities and tax allocated income from partnerships.

For the year ended November 30, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Distributions in Excess of Net Investment Income	Accumulated Net Realized Gain
$3,104,959	$3,522,001	$(6,626,960)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2004 and 2003 was as follows:

	2004	2003
Ordinary income1	$57,738,300	$46,682,044

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$4,818,240
Unrealized appreciation	$30,283,986
Capital loss carryforward	$3,891,064

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is due to differing treatments for tax deferral of losses on wash sales and discount accretion/premium amortization on debt securities.

At November 30, 2004, the cost of investments for federal tax purposes was $1,415,598,474. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $31,373,632. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $38,306,466 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,932,834.

At November 30, 2004, the Fund had a capital loss carryforward of $3,891,064 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

2009	$355,569
2010	$3,535,495

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below.

Emerging Markets Fixed Income Core Fund	$2,380,624
Federated Mortgage Core Portfolio	$19,277,291
High-Yield Bond Portfolio	$9,891,004
Prime Value Obligations Fund	$561,960

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the net assets of the Fund's Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares ,and Class K Shares to finance activities intended to result in the sale of these Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the year ended November 30, 2004, FSC retained $19,296 in sales charges from the sale of Class A Shares. FSC also retained $1,399 of contingent deferred sales charges relating to redemptions of Class A Shares, $3,620 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004 Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $234,860, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $16,705, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2004, were as follows:

Purchases	$315,453,873
Sales	$335,868,976

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended November 30, 2004, 0.18% of total ordinary dividends paid by the Funds are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended November 30, 2004, 0.22% qualification for the dividend received deduction available to corporate shareholders.

If the Fund meets the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, the Fund will pass through to its shareholders credits for foreign taxes paid.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED TOTAL RETURN BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Total Return Bond Fund (the "Fund"), a portfolio of Federated Total Return Series, Inc. as of November 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 2004 and 2003, and the financial highlights for each of the four years in the period ended November 30, 2004, the period ended November 30, 2000, and the year ended September 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Total Return Bond Fund as of November 30, 2004, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 21, 2005

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Corporation comprised three portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1993	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustee, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Corporation Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Corporation Trustee; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Joseph M. Balestrino has been the Fund's Portfolio Manager since September 1996. He is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Total Return Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428Q820
Cusip 31428Q812
Cusip 31428Q796
Cusip 31428Q770

28142 (1/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

ANNUAL SHAREHOLDER REPORT

November 30, 2004

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,				Period Ended		Year Ended
	2004	2003	2002	2001	11/30/2000	[1]	9/30/2000
Net Asset Value, Beginning of Period	$10.75	$10.62	$10.68	$10.25	$10.16		$10.18
Income From Investment Operations:
Net investment income	0.52 [2]	0.52	0.64	0.67	0.12		0.69
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.04	0.13	(0.02)	0.43	0.09		(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.56	0.65	0.62	1.10	0.21		0.68
Less Distributions:
Distributions from net investment income	(0.52)	(0.52)	(0.63)	(0.67)	(0.12)		(0.69)
Distributions from net realized gain on investments and foreign currency transactions	--	--	(0.05)	--	--		(0.01)
TOTAL DISTRIBUTIONS	(0.52)	(0.52)	(0.68)	(0.67)	(0.12)		(0.70)
Net Asset Value, End of Period	$10.79	$10.75	$10.62	$10.68	$10.25		$10.16
Total Return [3]	5.35%	6.21%	6.10%	10.99%	2.03%		6.96%

Ratios to Average Net Assets:
Expenses	0.36%	0.35%	0.35%	0.35%	0.35	% [4]	0.35%
Net investment income	4.82%	4.73%	6.10%	6.32%	6.89	% [4]	6.85%
Expense waiver/reimbursement [5]	0.49%	0.46%	0.48%	0.48%	0.50	% [4]	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$532,223	$509,354	$442,668	$347,242	$233,016		$203,864
Portfolio turnover	16%	60%	74%	68%	9%		49%

1 The fund has changed its fiscal year end from September 30 to November 30.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,				Period Ended		Year Ended
	2004	2003	2002	2001	11/30/2000	[1]	9/30/2000
Net Asset Value, Beginning of Period	$10.75	$10.62	$10.68	$10.25	$10.16		$10.18
Income From Investment Operations:
Net investment income	0.49 [2]	0.48	0.61	0.64	0.11		0.66
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.04	0.14	(0.02)	0.43	0.09		(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.53	0.62	0.59	1.07	0.20		0.65
Less Distributions:
Distributions from net investment income	(0.49)	(0.49)	(0.60)	(0.64)	(0.11)		(0.66)
Distributions from net realized gain on investments and foreign currency transactions	--	--	(0.05)	--	--		(0.01)
TOTAL DISTRIBUTIONS	(0.49)	(0.49)	(0.65)	(0.64)	(0.11)		(0.67)
Net Asset Value, End of Period	$10.79	$10.75	$10.62	$10.68	$10.25		$10.16
Total Return [3]	5.03%	5.90%	5.79%	10.66%	1.98%		6.64%

Ratios to Average Net Assets:
Expenses	0.66%	0.65%	0.66%	0.65%	0.65	% [4]	0.65%
Net investment income	4.52%	4.41%	5.80%	5.99%	6.58	% [4]	6.64%
Expense waiver/reimbursement [5]	0.45%	0.42%	0.43%	0.43%	0.45	% [4]	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$624,721	$442,611	$253,207	$190,476	$82,682		$75,687
Portfolio turnover	16%	60%	74%	68%	9%		49%

1 The fund has changed its fiscal year end from September 30 to November 30.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2004	Ending Account Value 11/30/2004	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,044.10	$1.84
Institutional Service Shares	$1,000	$1,042.50	$3.37
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.20	$1.82
Institutional Service Shares	$1,000	$1,021.70	$3.34

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.36%
Institutional Service Shares	0.66%

Management's Discussion of Fund Information

The fund's total return, based on net asset value, for the 12-month reporting period was 5.35% for Institutional Shares and 5.03% for Institutional Service Shares. The total return consisted of 4.98% (Institutional Shares) and 4.66% (Institutional Service Shares) of dividends, and 0.37% (Institutional Shares and Institutional Service Shares) appreciation in the net asset value of the Shares. By comparison, during the 12-month reporting period the total return of the Lehman Brothers U.S. Aggregate Bond Index, the fund's benchmark index ("LBABI"), was 4.44%, 1 and the total return of the fund's peer group, as represented by the Lipper Intermediate Investment Grade Debt Category Average, was 3.92%. 2 The fund's total return reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the LBABI.

The fund's investment strategy focused on: (a) the effective duration of its portfolio (which indicates the portfolio's sensitivity to changes in interest rates); (b) the selection of securities of different maturities (expressed by a "yield curve" showing the relative yield of similar securities with different maturities); and (c) the allocation of the portfolio among securities of similar issuers (referred to as "sectors"). These were the most significant factors affecting the fund's performance relative to the LBABI over the most recently completed fiscal year.

DURATION

Duration management is a significant component of the fund's investment strategy and had a modestly positive impact on fund performance during the reporting period. 3 As of November 30, 2004, the fund's average effective duration was 3.9 years, as compared to duration of 4.4 years for the LBABI. For much of the past fiscal year, the fund's duration was on average 5-10% shorter than the duration of the LBABI, in anticipation of a rise in interest rates as the overall U.S. economy improved. 4 In retrospect, the overall trend in interest rate levels was generally higher over the past year, as Federal Reserve Board ("Fed") raised the target Fed funds effective rate on four occasions for a total of 1.00%. However, the fund's shortened duration position (relative to the LBABI) cushioned the fund's net asset value decline and, therefore, positively impacted fund performance during the reporting period.

1 The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. Investments cannot be made in an index.

2 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

4 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

MATURITY AND YIELD CURVE

Over the 12-month reporting period, short-term to intermediate-term interest rates rose while long-term interest rates actually fell slightly (and, as a result, the yield curve flattened, a common characteristic of a strengthening economy). Since, in general, the value of a bond decreases as interest rates increase, fund management attempted to position the fund in the parts of the "yield curve" where interest rates were rising more gradually or not at all. Specifically, relative to the LBABI, fund management purchased more bonds with short- and long-term maturities and avoided intermediate-term bonds (commonly referred to as a "barbelled yield curve strategy"). This barbelled yield curve strategy worked as intended and contributed to fund performance during the previous fiscal year.

SECTOR ALLOCATION

During the reporting period, as compared to the LBABI, the fund allocated more of its portfolio to the bonds issued by U.S. corporations (commonly referred to as the "corporate bond sector") and less of its portfolio to U.S. government debt securities (commonly referred to as the "U.S. Treasury sector"). Fund management used this sector allocation strategy since bonds of medium-to-lower credit quality, tend to outperform bonds of higher credit quality in an improving economy. Since higher yields were, in fact, available in the corporate bond sector than in the U.S. Treasury sector, this sector allocation strategy contributed to the fund's performance. Finally, relative to the LBABI, the fund was underweight exposure to mortgage-backed securities for much of the reporting period. However, the mortgage-backed sector performed very well and, as a result, the fund's mortgage sector positioning modestly detracted from the fund's performance.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400.

GROWTH OF A $100,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $100,000 1 in Federated Total Return Bond Fund (Institutional Shares) (the "Fund") from October 1, 1996 (start of performance) to November 30, 2004, compared to the Lehman Brothers Aggregate Bond Index (LBAB) 2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA). 3

Average Annual Total Returns for the Period Ended 11/30/2004
1 Year	5.35%
5 Years	7.47%
Start of Performance (10/1/1996)	7.28%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in an index.

2 The LBAB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Total Return Bond Fund (Institutional Service Shares) (the "Fund") from October 1, 1996 (start of performance) to November 30, 2004, compared to the Lehman Brothers Aggregate Bond Index (LBAB) 2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA). 3

Average Annual Total Returns for the Period Ended 11/30/2004
1 Year	5.03%
5 Years	7.15%
Start of Performance (10/1/1996)	6.96%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in an index.

2 The LBAB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance.

Portfolio of Investment Summary Tables

At November 30, 2004, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets [2]		Moody's Long-Term Ratings as Percentage of Total Net Assets [2]
AAA	48.5%	Aaa	49.5%
AA	2.1%	Aa	3.4%
A	9.2%	A	9.6%
BBB	16.6%	Baa	15.7%
BB	5.9%	Ba	4.0%
B	5.0%	B	5.3%
CCC	1.0%	Caa	1.6%
CC	0.0%	Ca	0.0%
D	0.0%	D	0.0%
Not Rated by S&P 3	1.3%	Not Rated by Moody's 3	0.5%
Cash Equivalents [4]	16.4%	Cash Equivalents [4]	16.4%
Other Securities [5]	0.2%	Other Securities [5]	0.2%
Other Assets and Liabilities--Net [6]	(6.2)%	Other Assets and Liabilities--Net [6]	(6.2)%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the long-term, credit-quality ratings as assigned only by the NRSRO identified in each table.

2 As of the date specified above, the Fund owned shares of affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security owned by the affiliated investment company.

3 Holdings that are rated only by a different NRSRO than the one identified have been included in this category.

4 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

5 Other Securities includes preferred stock, common stock, and warrants that do not qualify for credit ratings from an NRSRO.

6 See Statement of Assets and Liabilities.

At November 30, 2004, the Fund's portfolio composition 7 was as follows:

Security Type	Percentage of Total Net Assets [2]
Domestic Corporate Debt Securities	38.0%
Mortgage-Backed Securities [8]	30.2%
Cash Equivalents [4]	16.4%
U.S. Government Agency Securities [9]	8.3%
U.S. Treasury Securities	7.4%
Foreign Fixed-Income Securities	5.5%
Asset-Backed Securities	0.1%
Municipal Securities	0.1%
Other Securities [10]	0.2%
Cash Assets and Liabilities--Net [6]	(6.2)%
TOTAL	100.0%

7 This table depicts the Fund's portfolio composition by security type. Unless otherwise noted, see the Fund's Prospectus and Statement of Additional Information for a description of these security types.

8 For purposes of this table, mortgage-backed securities includes mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

9 For purposes of this table, U.S. Government Agency Securities does not include mortgage-backed securities guaranteed by GSEs.

10 Other securities includes preferred stock, common stock, and warrants.

Portfolio of Investments

November 30, 2004

Principal Amount			Value
		CORPORATE BONDS--30.1%
		Basic Industry - Chemicals--0.0%
$300,000		Sherwin-Williams Co., Sr. Note, 6.850%, 2/1/2007	$320,271
		Basic Industry - Metals & Mining--0.3%
2,000,000		BHP Finance (USA), Inc., Unsecd. Note, 6.690%, 3/1/2006	2,086,260
1,000,000		Inco Ltd., 5.700%, 10/15/2015	1,025,586
1,400,000		Thiokol Corp., Sr. Note, 6.625%, 3/1/2008	1,511,412
		TOTAL	4,623,258
		Basic Industry - Paper--0.8%
830,000		International Paper Co., 5.500%, 1/15/2014	848,003
2,250,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	2,691,841
380,000		Westvaco Corp., 7.650%, 3/15/2027	440,747
3,000,000		Westvaco Corp., Sr. Deb., 7.500%, 6/15/2027	3,445,500
2,800,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	3,241,448
210,000		Weyerhaeuser Co., Note, 5.500%, 3/15/2005	211,640
		TOTAL	10,879,179
		Capital Goods - Aerospace & Defense--0.4%
100,000		Boeing Capital Corp., Sr. Note, Series XI, 4.165%, 11/15/2009	100,365
2,500,000		Boeing Co., Note, 5.125%, 2/15/2013	2,556,325
1,400,000		Raytheon Co., Deb., 7.200%, 8/15/2027	1,609,513
1,417,000		Raytheon Co., Note, 6.750%, 8/15/2007	1,532,321
		TOTAL	5,798,524
		Capital Goods - Building Materials--0.2%
2,476,000		Masco Corp., Note, 6.750%, 3/15/2006	2,586,058
		Capital Goods - Construction Machinery--0.2%
50,000		Caterpillar, Inc., Deb., 9.375%, 3/15/2021	69,012
100,000		Ingersoll-Rand Co., Note, 6.510%, 12/1/2004	100,035
2,500,000		John Deere Capital Corp., Bond, 5.100%, 1/15/2013	2,555,150
100,000		John Deere Capital Corp., Sr. Note, Series D, 2.821%, 12/18/2009	100,120
		TOTAL	2,824,317
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Diversified Manufacturing--0.9%
$1,330,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	$1,609,300
2,500,000		General Electric Co., Note, 5.000%, 2/1/2013	2,542,000
2,000,000	[1,2]	Hutchison Whampoa International Ltd., 7.450%, 11/24/2033	2,129,560
200,000		Textron Financial Corp., Note, Series E, 3.507%, 12/1/2007	201,736
2,450,000	[1,2]	Tyco International Group SA Participation Certificate Trust, Note, 4.436%, 6/15/2007	2,486,748
1,600,000		Tyco International Group, Company Guarantee, 6.375%, 2/15/2006	1,658,240
1,000,000		Tyco International Group, Note, 5.800%, 8/1/2006	1,038,010
		TOTAL	11,665,594
		Capital Goods - Environmental--0.3%
1,300,000		Waste Management Inc., Sr. Note, 7.125%, 10/1/2007	1,414,023
2,048,000		Waste Management, Inc., Deb., 8.750%, 5/1/2018	2,292,244
		TOTAL	3,706,267
		Communications - Media & Cable--0.9%
3,100,000		Comcast Corp., 6.375%, 1/30/2006	3,210,949
1,750,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	1,824,917
2,480,000		Continental Cablevision, Sr. Deb., 9.500%, 8/1/2013	2,697,868
3,150,000		Grupo Televisa S.A., Note, 8.00%, 9/13/2011	3,638,250
850,000		Lenfest Communications, Inc., Sr. Note, 8.375%, 11/1/2005	893,163
		TOTAL	12,265,147
		Communications - Media Noncable--0.8%
1,700,000		British Sky Broadcasting Group PLC, 8.200%, 7/15/2009	1,962,745
3,000,000		Clear Channel Communications, Inc., 6.000%, 11/1/2006	3,123,702
500,000		New York Times Co., Unsecd. Note, 7.625%, 3/15/2005	507,045
230,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	280,009
200,000		News America Holdings, Inc., Sr. Note, 8.500%, 2/15/2005	201,989
2,160,000		Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	2,258,777
2,546,000		Univision Communications, Inc., 7.850%, 7/15/2011	2,958,979
		TOTAL	11,293,246
		Communications - Telecom Wireless--0.3%
500,000		AT&T Wireless Services, Inc., 8.750%, 3/1/2031	655,060
3,200,000		AT&T Wireless Services, Inc., Sr. Note, 7.350%, 3/1/2006	3,361,280
		TOTAL	4,016,340
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wirelines--2.5%
$250,000		Alltel Corp., Sr. Note, 7.500%, 3/1/2006	$263,177
1,400,000		BellSouth Corp., 5.200%, 9/15/2014	1,403,220
410,000		CenturyTel, Inc., 8.375%, 10/15/2010	480,110
2,720,000		Citizens Communications Co., 9.000%, 8/15/2031	2,992,000
2,100,000		Citizens Communications Co., Note, 8.500%, 5/15/2006	2,260,125
100,000		Citizens Utilities Co., Deb., 7.600%, 6/1/2006	106,500
1,000,000		Deutsche Telekom International Finance BV, 5.250%, 7/22/2013	1,014,550
100,000		GTE California, Inc., Deb., 6.700%, 9/1/2009	109,358
125,000		GTE California, Inc., Deb., Series G, 5.500%, 1/15/2009	129,965
100,000		GTE North, Inc., Deb., 5.650%, 11/15/2008	104,533
100,000		GTE Northwest, Inc., Deb., Series D, 5.550%, 10/15/2008	103,017
100,000		GTE South, Inc., Deb., 6.000%, 2/15/2008	104,926
600,000		GTE South, Inc., Deb., 6.125%, 6/15/2007	628,692
100,000		GTE South, Inc., Deb., Series MBIA, 6.125%, 6/15/2007	104,782
2,000,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	2,094,640
1,600,000		SBC Communications, Inc., 5.100%, 9/15/2014	1,586,864
200,000		Southwestern Bell Telephone Co., Deb., 7.200%, 10/15/2026	210,410
5,000,000		Sprint Capital Corp., 7.125%, 1/30/2006	5,218,675
3,000,000		Sprint Capital Corp., Company Guarantee, 8.750%, 3/15/2032	3,876,699
8,410,000		Telecom de Puerto Rico, Note, 6.650%, 5/15/2006	8,747,661
2,220,000		Telefonos de Mexico, Note, 4.500%, 11/19/2008	2,235,103
		TOTAL	33,775,007
		Consumer Cyclical - Automotive--3.8%
1,850,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	1,976,595
50,000		DaimlerChrysler North America Holding Corp., Company Guarantee, Series NOT1, 6.200%, 7/17/2006	51,083
100,000		Ford Holdings, Inc., Deb., 9.300%, 3/1/2030	114,044
200,000		Ford Motor Co., Deb., 6.500%, 8/1/2018	196,696
200,000		Ford Motor Co., Deb., 8.900%, 1/15/2032	222,310
600,000		Ford Motor Co., Note, 7.250%, 10/1/2008	645,728
3,475,000		Ford Motor Co., Unsecd. Note, 7.450%, 7/16/2031	3,390,245
500,000		Ford Motor Credit Co., Note, 6.125%, 1/9/2006	513,457
250,000		Ford Motor Credit Co., Note, 6.200%, 1/23/2008	254,266
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Automotive--continued
$12,000,000		Ford Motor Credit Co., Note, 6.500%, 1/25/2007	$12,492,996
200,000		Ford Motor Credit Co., Note, 7.375%, 10/28/2009	214,938
2,500,000		Ford Motor Credit Co., Note, 7.875%, 6/15/2010	2,735,477
400,000		Ford Motor Credit Co., Sr. Note, 5.800%, 1/12/2009	407,980
500,000		Ford Motor Credit Co., Unsecd. Note, 6.750%, 5/15/2005	508,170
200,000		Ford Motor Credit Co., Unsecd. Note, 7.375%, 2/1/2011	214,152
1,100,000		General Motors Acceptance Corp., 4.500%, 7/15/2006	1,104,190
5,000,000		General Motors Acceptance Corp., 6.125%, 8/28/2007	5,161,725
1,000,000		General Motors Acceptance Corp., 6.625%, 10/15/2005	1,026,370
2,000,000		General Motors Acceptance Corp., 6.875%, 8/28/2012	2,025,520
1,000,000		General Motors Acceptance Corp., 7.500%, 7/15/2005	1,023,950
2,400,000		General Motors Acceptance Corp., 8.000%, 11/1/2031	2,411,640
400,000		General Motors Acceptance Corp., Bond, 6.150%, 4/5/2007	412,312
200,000		General Motors Acceptance Corp., Deb., 6.000%, 4/1/2011	199,017
9,950,000		General Motors Acceptance Corp., Note, 6.750%, 1/15/2006	10,252,221
2,000,000		General Motors Corp., Note, 7.200%, 1/15/2011	2,058,890
1,000,000		General Motors Corp., Sr. Note, 6.375%, 5/1/2008	1,035,394
1,995,000		General Motors Corp., Unsecd. Note, 7.100%, 3/15/2006	2,052,849
		TOTAL	52,702,215
		Consumer Cyclical - Entertainment--0.6%
2,000,000		AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031	2,352,220
230,000		International Speedway Corp., 4.200%, 4/15/2009	228,225
1,170,000		International Speedway Corp., 5.400%, 4/15/2014	1,184,935
1,250,000		Time Warner, Inc., Deb., 8.110%, 8/15/2006	1,345,012
2,550,000		Walt Disney Co., Bond, Series B, 6.750%, 3/30/2006	2,664,214
200,000		Walt Disney Co., Sr. Note, 5.620%, 12/1/2008	203,934
		TOTAL	7,978,540
		Consumer Cyclical - Retailers--0.2%
900,000		Lowe's Cos., Inc., Sr. Note, 6.375%, 12/15/2005	931,761
1,200,000		Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/1/2028	1,336,056
		TOTAL	2,267,817
		Consumer Cyclical - Services--0.2%
2,100,000		Boston University, 7.625%, 7/15/2097	2,425,807
		Consumer Cyclical - Textile--0.0%
60,000		V.F. Corp., Note, 8.500%, 10/1/2010	69,787
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Food/Beverage--0.5%
$850,000		Diageo Finance BV, Unsecd. Note, 3.000%, 12/15/2006	$843,693
100,000		General Foods Co., Deb., 7.000%, 6/15/2011	100,270
1,200,000		General Mills, Inc., Unsecd. Note, 2.625%, 10/24/2006	1,182,564
3,500,000		Kellogg Co., 7.450%, 4/1/2031	4,288,445
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	190,552
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	256,122
		TOTAL	6,861,646
		Consumer Non-Cyclical Healthcare--0.3%
1,000,000		Baxter International, Inc., Note, 7.125%, 2/1/2007	1,069,720
800,000		Boston Scientific Corp., 5.450%, 6/15/2014	823,432
1,500,000		UnitedHealth Group, Inc., 7.500%, 11/15/2005	1,563,300
		TOTAL	3,456,452
		Consumer Non-Cyclical Pharmaceuticals--0.3%
1,040,000		AstraZeneca PLC, 5.400%, 6/1/2014	1,079,988
400,000		Lilly (Eli) & Co., Unsecd. Note, 6.570%, 1/1/2016	448,896
50,000		Merck & Co., Inc., Note, 5.250%, 7/1/2006	51,498
100,000		Merck & Co., Inc., Sr. Deb., 6.400%, 3/1/2028	106,117
215,000,000		Pfizer, Inc., Bond, Series INTL, 0.800%, 3/18/2008	2,113,180
		TOTAL	3,799,679
		Consumer Non-Cyclical Tobacco--0.3%
885,000		Altria Group, Inc., 5.625%, 11/4/2008	908,028
2,500,000		Altria Group, Inc., Sr. Note, 7.200%, 2/1/2007	2,642,975
900,000		Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006	925,110
		TOTAL	4,476,113
		Energy - Independent--0.7%
750,000		Anadarko Petroleum Corp., Unsecd. Note, 7.000%, 10/15/2006	799,875
1,940,000		Canadian Natural Resources Ltd., 4.900%, 12/1/2014	1,909,561
100,000		Enron Oil & Gas Co., Note, 6.000%, 12/15/2008	106,910
1,950,000	[1,2]	Gazprom International SA, Company Guarantee, 7.201%, 2/1/2020	2,037,750
1,000,000		Norcen Energy Resources, Inc., Deb., 7.375%, 5/15/2006	1,056,670
1,650,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	1,967,625
150,000		Questar Corp., Sr. Note, Series MTNA, 6.000%, 10/6/2008	158,968
2,106,800	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	2,069,025
		TOTAL	10,106,384
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Integrated--1.5%
$100,000		BP PLC, Deb., 8.750%, 3/1/2032	$140,202
50,000		ChevronTexaco Corp., 5.700%, 12/1/2008	51,136
4,150,000		Conoco, Inc., 7.250%, 10/15/2031	4,935,761
5,670,000		Husky Oil Ltd., Company Guarantee, 8.900%, 8/15/2028	6,488,952
4,118,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	4,767,038
4,000,000		Petro-Canada, Bond, 5.350%, 7/15/2033	3,627,320
1,200,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	1,221,156
		TOTAL	21,231,565
		Energy - Refining--0.4%
4,100,000		Valero Energy Corp., 7.500%, 4/15/2032	4,808,357
		Financial Institution - Banking--4.1%
1,000,000		ABN AMRO Bank NV, Chicago, Sub., 7.550%, 6/28/2006	1,065,050
3,100,000		Astoria Financial Corp., Note, 5.750%, 10/15/2012	3,189,881
50,000		BankBoston N.A., Sub. Note, 6.500%, 12/19/2007	54,119
366,000		Chase Manhattan Corp., 7.250%, 6/1/2007	397,231
250,000		Chase Manhattan Corp., Sub. Deb., 7.875%, 7/15/2006	267,222
775,000		Citicorp, Sub. Note, 7.000%, 7/1/2007	843,254
1,500,000		Citicorp, Sub. Note, 7.125%, 9/1/2005	1,546,245
100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	108,095
1,415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,599,134
2,000,000		Credit Suisse First Boston USA, Inc., 5.125%, 1/15/2014	2,018,380
150,000		Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011	162,439
1,000,000		Credit Suisse First Boston USA, Inc., Unsecd. Note, 5.500%, 8/15/2013	1,036,290
400,000		Donaldson, Lufkin and Jenrette, Inc., Note, 6.875%, 11/1/2005	413,084
100,000		Donaldson, Lufkin and Jenrette, Inc., Note, Series MTN, 6.900%, 10/1/2007	108,249
100,000		Donaldson, Lufkin and Jenrette, Inc., Sr. Note, 6.500%, 6/1/2008	108,027
4,460,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	4,573,462
4,000,000		Household Finance Corp., 7.000%, 5/15/2012	4,545,520
500,000		Household Finance Corp., Note, 7.250%, 5/15/2006	528,115
50,000		Household Finance Corp., Note, 8.000%, 5/9/2005	51,150
100,000		Household Finance Corp., Sr. Note, Series NOT1, 5.750%, 5/15/2007	104,704
100,000		Household Finance Corp., Sr. Note, Series NOTZ, 5.500%, 1/15/2007	103,761
75,000		Household Finance Corp., Sr. Note, Series NOTZ, 5.600%, 7/15/2005	76,111
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$50,000		Household Finance Corp., Sr. Note, Series NOTZ, 5.750%, 9/15/2007	$52,491
50,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.400%, 9/15/2009	54,099
150,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.700%, 9/15/2009	164,214
300,000		Household Finance Corp., Sr. Unsecd. Note, 7.200%, 7/15/2006	318,645
500,000		Household Finance Corp., Unsecd. Note, 5.750%, 1/30/2007	522,815
1,000,000		Hudson United Bancorp, 7.000%, 5/15/2012	1,111,943
2,500,000		J.P. Morgan Chase & Co., 5.750%, 1/2/2013	2,635,425
500,000		J.P. Morgan Chase & Co., Note, 7.600%, 5/1/2007	549,450
25,000		J.P. Morgan Chase & Co., Sub. Note, 6.125%, 10/15/2008	27,036
100,000		JPM Capital Trust I, Company Guarantee, 7.540%, 1/15/2027	106,141
275,000		Mellon Bank N.A., Pittsburgh, Sub. Note, 6.500%, 8/1/2005	281,726
1,000,000		Mercantile Bancorporation, Inc., Sub. Note, 7.300%, 6/15/2007	1,096,730
2,000,000		Northern Trust Corp., 4.600%, 2/1/2013	1,970,780
320,000,000		OEK Oest. Kontrollbank, Gilt, 1.800%, 3/22/2010	3,291,584
3,000,000		PNC Funding Corp., Sub. Note, 7.500%, 11/1/2009	3,411,210
1,433,333	[1,2]	Regional Diversified Funding, 9.250%, 3/15/2030	1,671,797
1,700,000		Regions Financial Corp., 4.375%, 12/1/2010	1,691,602
500,000		SouthTrust Bank, Sub. Note, 7.000%, 11/15/2008	557,230
300,000		Standard Federal Bank, N.A., Sub. Note, Series MTN, 7.750%, 7/17/2006	318,438
300,000		Summit Capital Trust I, Bond, 8.400%, 3/15/2027	343,977
500,000		SunTrust Banks, Inc., Sr. Note, 6.250%, 6/1/2008	538,990
470,000	[1,2]	Swedbank, Sub., 7.500%, 11/29/2049	502,711
1,000,000		Wachovia Bank N.A., 4.800%, 11/1/2014	976,920
300,000		Wachovia Corp., Note, 7.550%, 8/18/2005	309,891
2,000,000		Washington Mutual Bank FA, Note, 4.000%, 1/15/2009	1,982,580
4,730,000		Washington Mutual Bank FA, Sub. Note, 6.875%, 6/15/2011	5,299,918
4,000,000		Washington Mutual Finance Corp., Sr. Note, 8.250%, 6/15/2005	4,117,400
		TOTAL	56,805,266
		Financial Institution - Brokerage--1.5%
30,000		Associates Corp. of North America, Sr. Note, 6.250%, 11/1/2008	32,446
250,000		Bear Stearns Cos., Inc., Sr. Note, 7.000%, 3/1/2007	268,780
500,000		Citigroup Global Markets Inc., Note, 6.875%, 6/15/2005	511,035
2,645,000	[1,2]	FMR Corp., Bond, 7.570%, 6/15/2029	3,192,568
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--continued
$750,000		Franklin Resources, Inc., 3.700%, 4/15/2008	$742,890
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,525,100
1,500,000		Goldman Sachs Group, Inc., Note, 5.250%, 10/15/2013	1,521,165
850,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.350%, 10/1/2009	962,379
1,290,000		Lehman Brothers Holdings, Inc., 7.500%, 9/1/2006	1,379,990
100,000		Lehman Brothers Holdings, Inc., Note, 6.625%, 2/5/2006	104,150
400,000		Lehman Brothers Holdings, Inc., Note, 8.250%, 6/15/2007	445,360
1,750,000		Lehman Brothers Holdings, Inc., Note, 8.500%, 8/1/2015	2,194,535
325,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	350,945
2,500,000		Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/2008	2,709,950
200,000		Merrill Lynch & Co., Inc., Note, Series MLNP, 2.271%, 9/27/2005	200,028
200,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP, 4.050%, 9/29/2010	193,056
250,000		Morgan Stanley Group, Inc., 5.300%, 3/1/2013	256,893
550,000		Morgan Stanley, Unsub., 6.100%, 4/15/2006	571,907
2,250,000		Waddell & Reed Financial, Inc., 7.500%, 1/18/2006	2,345,085
		TOTAL	20,508,262
		Financial Institution - Finance Noncaptive--1.3%
50,000		CIT Group, Inc., Note, 7.250%, 8/15/2005	51,516
150,000		CIT Group, Inc., Note, 7.625%, 8/16/2005	154,953
115,000		CIT Group, Inc., Sr. Note, 5.750%, 9/25/2007	120,951
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 4.650%, 2/15/2008	51,050
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.050%, 5/15/2013	50,653
75,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.200%, 2/15/2013	75,455
3,850,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	4,210,429
50,000		General Electric Capital Corp., 5.350%, 3/30/2006	51,465
240,000		General Electric Capital Corp., Note, Series A, 2.207%, 5/30/2008	239,974
230,000		General Electric Capital Corp., Note, Series A, 2.271%, 6/11/2008	230,771
150,000		General Electric Capital Corp., Note, Series A, 2.897%, 2/20/2009	150,942
125,000,000		General Electric Capital Corp., Sr. Unsub., 0.100%, 12/20/2005	1,214,711
1,000,000		General Electric Capital Corp., Unsecd. Note, Series MTNA, 3.250%, 4/15/2013	1,011,440
150,000		International Lease Finance Corp., Note, Series M, 5.800%, 8/15/2007	157,439
6,000,000		MBNA America Bank, N.A., Sr. Note, Series BKNT, 6.500%, 6/20/2006	6,284,280
3,340,000		SLM Corp., Floating Rate Note, 3.115%, 12/15/2014	3,323,300
743,000		Susa Partnership LP, Deb., 7.500%, 12/1/2027	897,551
		TOTAL	18,276,880
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - Life--0.8%
$3,600,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	$4,633,848
75,000		CIGNA Corp., Note, 7.400%, 5/15/2007	80,591
850,000		Delphi Financial Group, Inc., 9.310%, 3/25/2027	918,000
100,000		John Hancock Life Insurance Co., Sr. Unsub., Series SIGN, 3.000%, 10/15/2011	99,775
360,000	[1,2]	Life Re Capital Trust I, Company Guarantee, 8.720%, 6/15/2027	387,493
3,000,000	[1,2]	Pacific LifeCorp., Bond, 6.600%, 9/15/2033	3,244,380
1,000,000	[1,2]	Reinsurance Group of America, Sr. Note, 7.250%, 4/1/2006	1,050,250
		TOTAL	10,414,337
		Financial Institution - Insurance - P&C--0.6%
400,000		Allstate Corp., Sr. Note, 7.875%, 5/1/2005	408,512
6,000,000	[1,2]	MBIA Global Funding LLC, 2.875%, 11/30/2006	5,940,120
1,000,000	[1,2]	Oil Insurance Ltd., Sub. Deb., 5.150%, 8/15/2033	1,007,120
250,000		USF&G Corp., Company Guarantee, 8.470%, 1/10/2027	272,033
		TOTAL	7,627,785
		Financial Institution - REITs--0.2%
2,300,000		EOP Operating LP, 8.375%, 3/15/2006	2,445,820
		Foreign-Local-Government--0.5%
3,900,000		Hydro Quebec, Sr. Deb., 6.300%, 5/11/2011	4,305,015
900,000		Ontario, Province of, 4.375%, 2/15/2013	885,753
1,000,000		Quebec, Province of, 5.500%, 4/11/2006	1,028,630
		TOTAL	6,219,398
		Sovereign--0.7%
400,000,000		Inter-American Development Bank, 1.900%, 7/8/2009	4,133,722
3,880,000		KFW-Kredit Wiederaufbau, 2.700%, 3/1/2007	3,821,645
1,500,000		United Mexican States, 6.625%, 3/3/2015	1,586,250
		TOTAL	9,541,617
		State/Provincial--0.1%
2,600,000		New South Wales, State of, Local Gov't. Guarantee, 6.500%, 5/1/2006	2,043,692
		Technology--1.2%
4,000,000		Dell Computer Corp., Deb., 7.100%, 4/15/2028	4,698,280
3,000,000	[1,2]	Deluxe Corp., 3.500%, 10/1/2007	2,961,030
400,000		First Data Corp., MTN, Series MTND, 6.375%, 12/15/2007	430,112
500,000		Hewlett-Packard Co., Note, 5.750%, 12/15/2006	522,600
2,500,000		Hewlett-Packard Co., Note, 6.500%, 7/1/2012	2,772,175
Principal Amount			Value
		CORPORATE BONDS--continued
		Technology--continued
$500,000		IBM Corp., 4.875%, 10/1/2006	$514,880
1,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,489,641
100,000		Texas Instruments, Inc., Note, 8.750%, 4/1/2007	110,785
2,750,000		Unisys Corp., 8.125%, 6/1/2006	2,908,125
		TOTAL	16,407,628
		Transportation - Airlines--0.3%
1,212,251		Northwest Airlines Corp., 7.935%, 4/1/2019	1,324,323
658,568		Northwest Airlines Corp., Equip. Trust, 8.072%, 10/1/2019	734,369
1,800,000		Southwest Airlines Co., 6.500%, 3/1/2012	1,952,136
		TOTAL	4,010,828
		Transportation - Railroads--0.4%
1,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	1,706,316
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,155,269
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,541,062
		TOTAL	5,402,647
		Transportation - Services--0.1%
650,000		Hertz Corp., 8.250%, 6/1/2005	667,323
550,000		Hertz Corp., Note, 7.625%, 8/15/2007	591,512
500,000		Hertz Corp., Sr. Note, 6.375%, 10/15/2005	509,605
		TOTAL	1,768,440
		Utility - Electric--1.9%
800,000		Alabama Power Co., 2.800%, 12/1/2006	791,624
2,500,000		Alabama Power Co., 5.700%, 2/15/2033	2,468,750
1,000,000		Alabama Power Co., Sr. Note, Series L, 7.125%, 10/1/2007	1,090,510
3,000,000		American Electric Power Co., Inc., Note, 6.125%, 5/15/2006	3,112,620
250,000		Enersis S.A., Note, 7.400%, 12/1/2016	261,811
1,000,000		FirstEnergy Corp., 5.500%, 11/15/2006	1,032,191
2,450,000		FirstEnergy Corp., 7.375%, 11/15/2031	2,718,500
250,000	[1,2]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	269,383
100,000		Kansas Gas and Electric Co., 1st Mtg. Bond, Series AMBC, 6.500%, 8/1/2005	101,390
1,730,000		MidAmerican Energy Co., 4.650%, 10/1/2014	1,684,830
600,000		MidAmerican Energy Co., Note, Series MTN, 6.375%, 6/15/2006	626,454
2,050,000		Oncor, Inc., Deb., 7.000%, 9/1/2022	2,294,044
3,000,000		PSEG Power LLC, Company Guarantee, 7.750%, 4/15/2011	3,446,580
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Utility - Electric--continued
$1,400,000		Pacific Gas & Electric Co., 6.050%, 3/1/2034	$1,415,358
300,000		Potomac Electric Power Co., 1st Mtg. Bond, 6.250%, 10/15/2007	319,851
1,000,000		Progress Energy Carolinas, Inc., 1st Mtg. Bond, 6.800%, 8/15/2007	1,075,710
1,050,000		Public Service Electric & Gas Co., 1st Ref. Mtg., Series UU, 6.750%, 3/1/2006	1,093,334
2,000,000		Public Service Electric & Gas Co., 4.000%, 11/1/2008	1,992,340
850,000		Wisconsin Power & Light Co., Note, 7.000%, 6/15/2007	910,682
		TOTAL	26,705,962
		Utility - Natural Gas Distributor--0.0%
200,000		Michigan Consolidated Gas, 1st Mtg. Bond, Series C, 7.210%, 5/1/2007	216,310
		TOTAL CORPORATE BONDS (IDENTIFIED COST $401,867,692)	412,332,442
		ADJUSTABLE RATE MORTGAGES--0.0%
		Federal National Mortgage Association--0.0%
104,853		FNMA ARM 681769 1/1/2033	104,999
		Government National Mortgage Association--0.0%
11,643		GNMA2 ARM 80201, 30 Year, 5/20/2028	11,490
5,274		GNMA2 ARM 8717, 10/20/2025	5,403
		TOTAL	16,893
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $125,696)	121,892
		ASSET-BACKED SECURITIES--0.1%
		Credit Card--0.1%
1,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.700%, 10/15/2009	1,553,985
		Home Equity Loan--0.0%
203,172	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.260%, 2/15/2029	205,204
		Rate Reduction Bond--0.0%
293,546		California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1, Class A7, 6.420%, 9/25/2008	302,578
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,991,538)	2,061,767
		COMMON STOCKS--0.0%
		Warrants--0.0%
4,750		Arcadia Financial Ltd., Warrants (IDENTIFIED COST $0)	0
Principal Amount			Value
		GOVERNMENT AGENCIES--8.3%
$715,000		Federal Farm Credit System, 9.200%, 8/22/2005	$748,669
1,500,000		Federal Farm Credit System, Bond, 3.875%, 5/7/2010	1,480,560
1,000,000		Federal Farm Credit System, Bond, 4.750%, 12/12/2013	1,004,540
1,500,000		Federal Farm Credit System, Bond, 6.030%, 12/29/2010	1,643,085
25,000		Federal Farm Credit System, MTN, 7.350%, 3/24/2005	25,397
650,000		Federal Farm Credit System, Note, Series MTN, 6.380%, 11/27/2006	689,572
1,000,000		Federal Farm Credit System, Note, Series MTN, 6.820%, 3/16/2009	1,115,770
1,500,000		Federal Home Loan Bank System, Bond, 2.500%, 6/18/2007	1,456,080
2,000,000		Federal Home Loan Bank System, Bond, 2.500%, 4/4/2014	1,974,400
1,000,000		Federal Home Loan Bank System, Bond, 3.750%, 8/15/2008	1,002,350
100,000		Federal Home Loan Bank System, Bond, 4.000%, 12/19/2011	95,227
200,000		Federal Home Loan Bank System, Bond, 4.220%, 7/30/2010	196,484
100,000		Federal Home Loan Bank System, Bond, 4.750%, 3/30/2009	100,266
150,000		Federal Home Loan Bank System, Bond, 5.000%, 4/15/2014	147,216
200,000		Federal Home Loan Bank System, Bond, 5.125%, 8/13/2013	198,148
1,000,000		Federal Home Loan Bank System, Bond, 5.170%, 2/25/2014	991,830
200,000		Federal Home Loan Bank System, Bond, 5.200%, 8/16/2011	201,146
100,000		Federal Home Loan Bank System, Bond, 6.000%, 6/30/2014	101,357
100,000		Federal Home Loan Bank System, Bond, 6.040%, 2/4/2008	107,384
140,000		Federal Home Loan Bank System, Bond, 7.625%, 5/14/2010	163,549
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.500%, 11/15/2012	448,506
400,000		Federal Home Loan Bank System, Bond, Series 5V08, 2.475%, 12/30/2008	400,256
150,000		Federal Home Loan Bank System, Bond, Series 6309, 4.000%, 6/22/2009	148,449
60,000		Federal Home Loan Bank System, Bond, Series AL09, 5.520%, 1/20/2009	63,835
200,000		Federal Home Loan Bank System, Bond, Series EP10, 8.020%, 6/1/2010	205,062
1,000,000		Federal Home Loan Bank System, Bond, Series FI11, 6.250%, 3/1/2011	1,033,380
200,000		Federal Home Loan Bank System, Bond, Series KS08, 5.665%, 9/11/2008	213,424
100,000		Federal Home Loan Bank System, Bond, Series MC08, 5.015%, 10/8/2008	104,452
100,000		Federal Home Loan Bank System, Bond, Series PJ08, 5.485%, 11/12/2008	106,206
100,000		Federal Home Loan Bank System, Bond, Series PJ13, 5.200%, 1/28/2013	99,876
1,500,000		Federal Home Loan Bank System, Bond, Series PR08, 3.170%, 10/2/2008	1,468,575
200,000		Federal Home Loan Bank System, Bond, Series PR18, 5.200%, 6/4/2018	193,126
350,000		Federal Home Loan Bank System, Bond, Series PS06, 4.450%, 11/27/2006	358,397
200,000		Federal Home Loan Bank System, Bond, Series UF05, 4.200%, 4/22/2005	201,452
180,000		Federal Home Loan Bank System, Bond, Series VB05, 4.050%, 4/29/2005	181,260
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$200,000		Federal Home Loan Bank System, Bond, Series WL10, 4.000%, 6/4/2010	$194,884
535,000		Federal Home Loan Bank System, Series NV09, 6.500%, 11/13/2009	593,315
200,000		Federal Home Loan Mortgage Corp., Bond, 4.000%, 3/26/2015	197,622
6,000,000		Federal Home Loan Mortgage Corp., Note, 2.125%, 11/15/2005	5,959,200
200,000		Federal Home Loan Mortgage Corp., Note, 4.000%, 12/30/2013	186,584
200,000		Federal Home Loan Mortgage Corp., Note, 4.100%, 10/19/2009	197,690
100,000		Federal Home Loan Mortgage Corp., Note, 4.350%, 11/21/2006	102,190
50,000		Federal Home Loan Mortgage Corp., Note, 4.750%, 12/16/2010	49,966
600,000		Federal Home Loan Mortgage Corp., Note, 5.500%, 7/15/2006	622,782
1,000,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 3.500%, 9/15/2007	1,001,310
100,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 5.000%, 10/24/2014	98,019
65,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 5.000%, 2/28/2017	65,386
200,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 8.000%, 3/28/2012	201,282
5,000,000		Federal National Mortgage Association, 3.250%, 1/15/2008	4,957,950
600,000		Federal National Mortgage Association, 3.875%, 3/15/2005	602,814
5,780,000		Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	6,695,668
26,000,000		Federal National Mortgage Association, Note, 2.150%, 7/28/2006	25,573,340
1,500,000		Federal National Mortgage Association, Note, 3.250%, 11/15/2007	1,489,530
1,000,000		Federal National Mortgage Association, Note, 4.250%, 7/15/2007	1,020,670
1,250,000		Federal National Mortgage Association, Note, 4.375%, 10/15/2006	1,277,500
600,000		Federal National Mortgage Association, Note, 5.000%, 1/15/2007	621,468
8,000,000		Federal National Mortgage Association, Note, 5.500%, 2/15/2006	8,238,560
33,250,000		Federal National Mortgage Association, Note, Series @, 2.500%, 8/11/2006	32,872,945
1,070,000		Federal National Mortgage Association, Unsecd. Note, 4.000%, 10/28/2009	1,053,297
50,000		Housing and Urban Development, U.S. Gov't. Guarantee, Series 99-A, 6.330%, 8/1/2013	53,402
1,000,000		Tennessee Valley Authority, Series C, 6.000%, 3/15/2013	1,096,950
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $114,590,365)	113,693,610
		GOVERNMENTS/AGENCIES--2.5%
		Sovereign--2.5%
4,600,000		Austria, Government of, Bond, 5.000%, 1/15/2008	6,538,090
800,000		Bundesrepublic Deutschland, Bond, 3.750%, 7/4/2013	1,070,792
4,100,000		Germany, Government of, Bond, 4.500%, 8/18/2006	5,645,062
270,000,000		Italy, Government of, 0.650%, 3/20/2009	2,641,487
Principal Amount			Value
		GOVERNMENTS/AGENCIES--continued
		Sovereign--continued
$3,450,000		Italy, Government of, 4.500%, 5/1/2009	$4,872,805
398,000,000		Italy, Government of, Bond, 1.800%, 2/23/2010	4,088,879
4,500,000		Italy, Government of, Bond, 5.500%, 11/1/2010	6,689,747
3,150,000		Sweden, Government of, Deb., 6.500%, 5/5/2008	520,025
1,200,000		United Kingdom, Government of, Bond, 5.000%, 3/7/2008	2,332,368
250,000		United Kingdom, Government of, Treasury Bill, 5.000%, 3/7/2012	490,019
		TOTAL GOVERNMENT/AGENCIES (IDENTIFIED COST $27,667,111)	34,889,274
		U.S. TREASURY--7.4%
		U.S. Treasury Bonds--6.7%
36,900,000	[3]	United States Treasury Bond, 12.750%, 11/15/2010	40,342,032
3,700,000		United States Treasury Bond, 8.125%, 5/15/2021	5,031,408
1,300,000		United States Treasury Bond, 6.250%, 8/15/2023	1,493,778
1,343,000		United States Treasury Bond, 6.000%, 2/15/2026	1,506,054
300,000		United States Treasury Bond, 6.750%, 8/15/2026	366,375
2,200,000		United States Treasury Bond, 6.500%, 11/15/2026	2,615,932
4,935,000		United States Treasury Bond, 6.125%, 11/15/2027	5,628,960
8,000,000		United States Treasury Bond, 5.500%, 8/15/2028	8,448,720
2,215,000		United States Treasury Bond, 5.250%, 11/15/2028	2,263,110
6,000,000	[3]	United States Treasury Bond, 6.250%, 5/15/2030	6,998,460
16,815,000	[3]	United States Treasury Bond, 5.375%, 2/15/2031	17,689,884
		TOTAL	92,384,713
		U.S. Treasury Notes--0.7%
1,000,000		United States Treasury Note, 6.500%, 8/15/2005	1,028,520
4,000,000	[3]	United States Treasury Note, 5.875%, 11/15/2005	4,122,200
1,000,000		United States Treasury Note, 2.625%, 5/15/2008	975,620
3,400,000	[3]	United States Treasury Note, 4.250%, 11/15/2014	3,369,196
		TOTAL	9,495,536
		TOTAL U.S. TREASURY (IDENTIFIED COST $101,373,006)	101,880,249
		MORTGAGE-BACKED SECURITIES--0.1%
		Federal National Mortgage Association--0.0%
60,310		Federal National Mortgage Association, Pool 390900, 7.500%, 6/1/2012	64,333
Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES--continued
		Government National Mortgage Association--0.1%
$117,899		Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	$127,067
6,742		Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	7,370
23,969		Government National Mortgage Association, Pool 433329, 7.500%, 12/15/2026	25,819
3,407		Government National Mortgage Association, Pool 433505, 7.500%, 4/15/2027	3,670
8,385		Government National Mortgage Association, Pool 444274, 7.500%, 1/15/2027	9,027
2,105		Government National Mortgage Association, Pool 446820, 8.000%, 8/15/2027	2,298
597,916		Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	632,302
21,370		Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	22,808
33,367		Government National Mortgage Association, Pool 468225, 6.500%, 9/15/2028	35,286
7,390		Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	7,794
672,827		Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	654,721
288,985		Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	309,511
		TOTAL	1,837,673
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,812,229)	1,902,006
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.8%
		Federal Home Loan Mortgage Corp.--0.0%
520,507		Federal Home Loan Mortgage Corp. REMIC 1602 PH, 6.00%, 4/15/2023	536,918
		Federal National Mortgage Association--0.0%
68,869		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	75,739
23,714		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	25,742
		TOTAL	101,481
		Non-Agency Mortgage--0.0%
20,850	[1]	SMFC Trust Asset-Backed Certificates, Series 1997-A, Class 4, 3.067%, 1/28/2027	16,682
		Structured Product (ABS)--0.8%
9,969,488		Morgan Stanley Capital, Inc. 2004-T13, Class A1, 2.85%, 9/13/2045	9,763,718
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $10,636,822)	10,418,799
		PREFERRED STOCK--0.1%
		Financial Institution - Banking--0.1%
21,000		Citigroup, Inc., Cumulative Pfd., Series F, 6.365% (IDENTIFIED COST $1,003,086)	1,134,000
Principal Amount or Shares			Value
		MUNICIPAL--0.1%
		Consumer Cyclical - Services--0.1%
$725,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007 (IDENTIFIED COST $759,617)	$801,582
		MUTUAL FUNDS--40.9% [4]
2,793,421		Emerging Markets Fixed Income Core Fund	44,447,590
15,987,259		High Yield Bond Portfolio	112,550,306
39,734,541		Federated Mortgage Core Portfolio	403,305,589
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $544,412,938)	560,303,485
		REPURCHASE AGREEMENTS--15.1%
$70,000,000		Interest in $1,500,000,000 joint repurchase agreement with Banc of America Securities LLC, 2.08%, dated 11/30/2004 to be repurchased at $70,004,044 on 12/1/2004, collateralized by U.S. Government Agency Obligation with a maturity of 4/1/2034, collateral market value $1,530,000,000	70,000,000
57,481,000		Interest in $2,000,000,000 joint repurchase agreement with UBS Securities LLC, 2.08%, dated 11/30/2004 to be repurchased at $57,484,321 on 12/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2033, collateral market value $2,060,004,602	57,481,000
25,000,000		Interest in $1,500,000,000 joint repurchase agreement with CS First Boston Corp., LLC, 2.08%, dated 11/30/2004 to be repurchased at $25,001,444 on 12/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 11/1/2034, collateral market value $1,531,339,125 (held as collateral for securities lending)	25,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$25,000,000		Interest in $550,000,000 joint repurchase agreement with Societe Generale, London Inc., LLC, 2.08%, dated 11/30/2004 to be repurchased at $25,001,444 on 12/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/01/2034, collateral market value $564,267,599 (held as collateral for securities lending)	$25,000,000
29,952,000		Interest in $2,000,000,000 joint repurchase agreement with Wachovia Securities Inc., LLC, 2.08%, dated 11/30/2004 to be repurchased at $29,953,731 on 12/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2034, collateral market value $2,042,918,473 (held as collateral for securities lending)	29,952,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	207,433,000
		TOTAL INVESTMENTS--105.5% (IDENTIFIED COST $1,413,673,100) [5]	1,446,972,106
		OTHER ASSETS AND LIABILITIES - NET--(5.5)%	(74,836,637)
		TOTAL NET ASSETS--100%	$1,372,135,469

1 Denotes a restricted security, including securities purchased under the Rule144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2004, these securities amounted to $32,487,616 which represents 2.2% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors. At November 30, 2004, these securities amounted to $32,470,934 which represents 2.2% of total net assets.

3 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

4 Affiliated company.

5 The cost of investments for federal tax purposes amounts to $1,415,598,474.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

The following acronyms are used throughout this portfolio:

FNMA	--Federal National Mortgage Association
MTN	--Medium Term Note
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2004

Assets:
Investments in repurchase agreements	$207,433,000
Investments in securities including $560,303,485 of investments in affiliated issuers (Note 5) and $77,476,472 of securities loaned	1,239,539,106
Total investments in securities, at value (identified cost $1,413,673,100)		$1,446,972,106
Cash		1,513
Cash denominated in foreign currency (identified cost $93,615)		103,745
Receivable for foreign currency exchange contracts		84,848
Income receivable		8,670,459
Receivable for investments sold		4,965,642
Receivable for shares sold		1,857,116
TOTAL ASSETS		1,462,655,429
Liabilities:
Payable for investments purchased	$2,473,498
Payable for shares redeemed	3,647,710
Income distribution payable	2,744,567
Payable for collateral due to broker	79,952,000
Payable for distribution services fee (Note 5)	123,367
Payable for shareholder services fee (Note 5)	166,048
Payable for foreign currency exchange contracts	1,216,379
Accrued expenses	196,391
TOTAL LIABILITIES		90,519,960
Net assets for 127,124,723 shares outstanding		$1,372,135,469
Net Assets Consist of:
Paid-in capital		$1,342,452,494
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		32,209,360
Accumulated net realized gain on investments and foreign currency transactions		(5,816,438)
Undistributed net investment income		3,290,053
TOTAL NET ASSETS		$1,372,135,469

Statement of Assets and Liabilities - continued

November 30, 2004

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($532,222,894 ÷ 49,308,447 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.79
Offering price per share	$10.79
Redemption proceeds per share	$10.79
Institutional Service Shares:
Net asset value per share ($624,720,550 ÷ 57,879,323 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.79
Offering price per share	$10.79
Redemption proceeds per share	$10.79
Class A Shares:
Net asset value per share ($71,788,484 ÷ 6,651,025 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.79
Offering price per share (100/95.50 of $10.79)1	$11.30
Redemption proceeds per share	$10.79
Class B Shares:
Net asset value per share ($59,784,188 ÷ 5,538,877 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.79
Offering price per share	$10.79
Redemption proceeds per share (94.50/100 of $10.79)1	$10.20
Class C Shares:
Net asset value per share ($54,448,847 ÷ 5,044,547 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.79
Offering price per share (100/99.00 of $10.79)1	$10.90
Redemption proceeds per share (99.00/100 of $10.79)1	$10.68
Class K Shares:
Net asset value per share ($29,170,506 ÷ 2,702,504 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.79
Offering price per share	$10.79
Redemption proceeds per share	$10.79

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2004

Investment Income:
Dividends (including income received from affiliated issuers of $29,730,255) (Note 5)		$29,730,255
Investment income allocated from affiliated partnership (Note 5)		2,380,624
Interest (including income on securities loaned of $53,367)		32,901,527
TOTAL INCOME		65,012,406
Expenses:
Investment adviser fee (Note 5)	$5,039,186
Administrative personnel and services fee (Note 5)	1,008,928
Custodian fees	78,831
Transfer and dividend disbursing agent fees and expenses--Institutional Shares (Note 5)	304,491
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares (Note 5)	409,013
Transfer and dividend disbursing agent fees and expenses--Class A Shares (Note 5)	89,866
Transfer and dividend disbursing agent fees and expenses--Class B Shares (Note 5)	74,315
Transfer and dividend disbursing agent fees and expenses--Class C Shares (Note 5)	51,769
Transfer and dividend disbursing agent fees and expenses--Class K Shares (Note 5)	75,285
Directors'/Trustees' fees	11,724
Auditing fees	21,187
Legal fees	7,867
Portfolio accounting fees (Note 5)	204,921
Distribution services fee--Institutional Service Shares (Note 5)	1,294,034
Distribution services fee--Class A Shares (Note 5)	169,694
Distribution services fee--Class B Shares (Note 5)	487,193
Distribution services fee--Class C Shares (Note 5)	429,088
Distribution services fee--Class K Shares (Note 5)	121,775
Shareholder services fee--Institutional Shares (Note 5)	1,319,450
Shareholder services fee--Institutional Service Shares (Note 5)	1,294,034
Shareholder services fee--Class A Shares (Note 5)	169,694
Shareholder services fee--Class B Shares (Note 5)	162,397
Shareholder services fee--Class C Shares (Note 5)	143,029
Share registration costs	188,633
Printing and postage	103,184
Insurance premiums	25,137
Taxes	97,354
Miscellaneous	9,071
TOTAL EXPENSES BEFORE ALLOCATION	13,391,150
Expenses allocated from partnership	15,399
TOTAL EXPENSES	13,406,549

Statement of Operations - continued

Year Ended November 30, 2004

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(2,953,832)
Waiver of administrative personnel and services fee	(48,963)
Waiver of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(28,013)
Waiver of transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	(120,314)
Waiver of transfer and dividend disbursing agent fees and expenses--Class A Shares	(2,220)
Waiver of transfer and dividend disbursing agent fees and expenses--Class B Shares	(2,194)
Waiver of transfer and dividend disbursing agent fees and expenses--Class C Shares	(1,982)
Waiver of transfer and dividend disbursing agent fees and expenses--Class K Shares	(842)
Waiver of distribution services fee--Institutional Service Shares	(1,035,227)
Waiver of shareholder services fee--Institutional Shares	(1,319,450)
TOTAL WAIVERS AND REIMBURSEMENT		$(5,513,037)
Net expenses			$7,893,512
Net investment income			57,118,894
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized loss of $1,318,856 on sales of investments in affiliated issuers (Note 5))			5,571,104
Net realized gain allocated from partnership			485,804
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(2,064,689)
Net realized and unrealized gain on investments and foreign currency transactions			3,992,219
Change in net assets resulting from operations			$61,111,113

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$57,118,894	$46,022,783
Net realized gain on investments including allocation from partnership and foreign currency transactions	6,056,908	4,748,084
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(2,064,689)	1,816,471
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	61,111,113	52,587,338
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(25,574,037)	(23,708,449)
Institutional Service Shares	(23,546,457)	(16,057,470)
Class A Shares	(2,927,566)	(3,308,045)
Class B Shares	(2,490,457)	(2,584,971)
Class C Shares	(2,200,422)	(959,987)
Class K Shares	(999,361)	(63,122)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(57,738,300)	(46,682,044)
Share Transactions:
Proceeds from sale of shares	520,502,434	623,887,408
Proceeds from shares issued in connection with the tax-free transfer of assets from United Trust Bank	--	6,840,796
Proceeds from shares issued in connection with the tax-free transfer of assets from United Trust Bank	--	64,075,774
Proceeds from shares issued in connection with the tax-free transfer of assets from Founders	--	1,277,385
Proceeds from shares issued in connection with the tax-free transfer of assets from Founders	--	629,074
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs Bank	--	16,177,030
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Managed Income Portfolio	79,497,244	--
Proceeds from shares issued in connection with the tax-free transfer of assets from BankNorth Intermediate Bond Fund	89,783,777	--
Proceeds from shares issued in connection with the taxable transfer of assets from UB Fixed Income Common Trust Fund	10,309,028	--
Net asset value of shares issued to shareholders in payment of distributions declared	26,973,070	22,372,713
Cost of shares redeemed	(523,189,369)	(399,564,861)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	203,876,184	335,695,319
Change in net assets	207,248,997	341,600,613
Net Assets:
Beginning of period	1,164,886,472	823,285,859
End of period (including undistributed net investment income of $3,290,053 and $387,458, respectively)	$1,372,135,469	$1,164,886,472

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2004

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The highlights of Institutional Shares and Institutional Service Shares are presented separately. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers six classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares. Effective April 8, 2003, the Fund added Class K Shares. The investment objective of the Fund is to provide total return.

On June 23, 2003, the Fund received in a tax-free transfer of assets from the United Trust Bank Fixed-Income Fund A Common Trust and United Trust Bank EB Bond Fund, as follows:

	Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer of Common Trust Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received	[1]
Institutional Shares	620,199	$ 6,840,796	$ 429,746
Institutional Service Shares	5,809,227	$64,075,774	$3,972,294

Net Assets of Fund Prior to Combination		Net Assets of Common Trust Funds Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,063,163,494		$70,916,570	$1,134,080,064

1 Unrealized appreciation is included in the Tax-Free Transfer of Common Trust Fund Net Assets Received amount shown above.

On July 21, 2003, the Fund received a tax-free transfer of assets from the Founders Government Securities-Personal Trust Common Trust Fund and taxable transfer of assets from the Founders Government Securities-Retirement Trust Common Trust Fund, as follows:

Institutional Services Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Institutional Service Shares of the Fund Issued in Relation to Taxable Transfer of Assets	Tax-Free Transfer of Common Trust Fund Net Assets Received	Taxable Transfer of Common Trust Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received	[1]
118,058	58,140	$1,277,385	$629,074	$5,743

Net Assets of Fund Prior to Combination			Net Assets of Common Trust Funds Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,139,809,010			$1,906,459	$1,141,715,469

1 Unrealized appreciation is included in the Tax-Free Transfer of Common Trust Fund Net Assets Received amount shown above.

On September 26, 2003, the Fund received a tax-free transfer of assets from the Riggs Bond Fund, as follows:

Institutional Service Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer of Riggs Bond Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Asset Received	[1]
1,495,104	$16,177,030	$537,833

Net Assets of Fund Prior to Combination	Net Assets of Riggs Bond Fund Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,126,454,883	$16,177,030	$1,142,631,913

1 Unrealized appreciation is included in the Tax-Free Transfer of Riggs Bond Fund Net Assets Received amount shown above.

On December 12, 2003, the Fund received a tax-free transfer of assets from the Federated Managed Income Portfolio, as follows:

	Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer of Federated Managed Income Portfolio Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Asset Received	[1]
Institutional Service Shares	4,805,900	$51,951,780	$2,097,055
Class C Shares	2,638,830	$28,525,756	$ 298,971

Net Assets of Fund Prior to Combination		Net Assets of Federated Managed Income Portfolio Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,167,525,735		$80,477,536	$1,248,003,271

1 Unrealized appreciation is included in the Tax-Free Transfer of Federated Managed Income Portfolio Net Assets Received amount shown above.

On August 27, 2004, the Fund received a tax-free transfer of assets from the BankNorth Intermediate Bond Fund, as follows:

	Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer of BankNorth Intermediate Bond Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received	[1]
Institutional Service Shares	8,336,469	$89,783,777	$1,699,081

Net Assets of Fund Prior to Combination		Net Assets of BankNorth Intermediate Bond Fund Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,225,288,563		$89,783,777	$1,315,072,340

1 Unrealized appreciation is included in the Tax-Free Transfer of BankNorth Intermediate Bond Fund Net Assets Received amount shown above.

On October 25, 2004, the Fund received a tax-free transfer of assets from the UB Fixed Income Common Trust Fund, as follows:

	Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer Of UB Fixed Income Common Trust Fund Net Assets Received	Unrealized Appreciation Included in Tax-Free Net Assets Received	[1]
Institutional Service Shares	948,393	$10,309,028	$222,256

Net Assets of Fund Prior to Combination		Net Assets of UB Fixed Income Common Trust Fund Immediately Prior to Combination	Net Assets of Fund Immediately After Combination
$1,351,842,168		$10,309,028	$1,362,151,196

1 Unrealized appreciation is included in the Tax-Free Transfer of UB Fixed Income Common Trust Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of the Portfolio. A copy of EMCORE's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder service fees. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At November 30, 2004, the Fund had the following outstanding foreign currency commitments:

Settlement Date	Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Bought:
12/2/2004	17,900,000 Euro Dollars	$23,744,350	$ 23,797,147	$ 52,797
12/2/2004	1,700,143,900 Japanese Yen	$16,490,242	$16,522,293	$ 32,051
Contracts Sold:
12/2/2004	17,900,000 Euro Dollars	$23,094,043	$ 23,797,305	$ (703,262)
1/4/2005	17,900,000 Euro Dollars	$ 23,747,572	$23,800,066	$ (52,494)
12/2/2004	1,700,143,900 Japanese Yen	$16,100,000	$16,524,537	$ (424,537)
1/4/2005	1,700,143,900 Japanese Yen	$16,525,023	$16,561,109	$ (36,086)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(1,131,531)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FC) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at November 30, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
FirstEnergy Corp., 5.500%, 11/15/2006	6/23/2004	$1,033,4801
SMFC Trust Asset-Backed Certificates, Series 1997-A, Class 4, 3.067%, 1/28/2027	2/4/1998	$ 19,074

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$77,476,472	$79,952,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

Year Ended November 30	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	22,327,061	$240,488,052	22,560,102	$244,230,985
Shares issued in connection with the tax-free transfer of assets from United Trust Bank Employee Bond Fund	--	--	620,199	6,840,796
Shares issued to shareholders in payment of distributions declared	589,235	6,353,940	568,477	6,145,109
Shares redeemed	(20,977,196)	(225,869,104)	(18,056,517)	(194,521,811)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,939,100	$20,972,888	5,692,261	$62,695,079

Year Ended November 30	2004		2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	18,348,308	$170,716,700	21,411,036	$231,051,666
Shares issued in connection with the tax-free transfer of assets from United Trust Bank Fixed Income Fund A	--	--	5,809,227	64,075,774
Shares issued in connection with the tax-free transfer of assets from Founders Government Securities--Personal Trust	--	--	118,058	1,277,385
Shares issued in connection with the taxable Transfer of assets from Founders Government Securities--Retirement Trust	--	--	58,140	629,074
Shares issued in connection with the tax-free transfer of assets from Riggs Bond Fund	--	--	1,495,104	16,177,030
Shares issued in connection with the tax-free transfer of assets from Federated Managed Income Portfolio	4,805,900	51,951,780	--	--
Shares issued in connection with the tax-free transfer of assets from BankNorth Intermediate Bond Fund	8,336,469	89,783,777	--	--
Shares issued in connection with the tax-free transfer of assets from UB Fixed Income Fund	948,393	10,309,028	--	--
Shares issued to shareholders in payment of distributions declared	1,298,051	13,997,065	1,006,402	10,877,698
Shares redeemed	(17,018,746)	(183,439,464)	(12,576,112)	(135,877,771)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICES SHARE TRANSACTIONS	16,718,375	$153,318,886	17,321,855	$188,210,856

Year Ended November 30	2004		2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,338,907	$35,886,272	5,974,269	$64,560,078
Shares issued to shareholders in payment of distributions declared	218,532	2,356,906	258,708	2,795,022
Shares redeemed	(5,715,399)	(61,886,574)	(3,141,326)	(33,901,279)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,157,960)	$(23,643,396)	3,091,651	$33,453,821

Year Ended November 30	2004		2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	695,424	$7,412,473	3,468,482	$37,554,448
Shares issued to shareholders in payment of distributions declared	168,424	1,816,390	171,604	1,854,378
Shares redeemed	(1,988,786)	(21,446,125)	(1,909,180)	(20,514,400)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,124,938)	$(12,217,262)	1,730,906	$18,894,426

Year Ended November 30	2004		2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,287,267	$42,324,348	2,975,647	$32,309,877
Shares issued in connection with the tax-free transfer of assets from Federated Managed Income Portfolio	2,638,830	28,525,756	--	--
Shares issued to shareholders in payment of distributions declared	134,664	1,451,961	58,988	637,389
Shares redeemed	(2,058,890)	(22,192,293)	(1,336,995)	(14,362,203)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	2,001,871	$50,109,772	1,697,640	$18,585,063

	Year Ended 11/30/2004		Period Ended 11/30/2003 [1]
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	2,099,848	$22,694,297	1,318,135	$14,180,354
Shares issued to shareholders in payment of distributions declared	92,518	996,808	5,871	63,117
Shares redeemed	(777,789)	(8,355,809)	(36,079)	(387,397)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	1,414,577	$15,335,296	1,287,927	$13,856,074
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	18,791,025	$203,876,184	30,822,240	$335,695,319

1 Reflects operations for the period from April 8, 2003 (start of performance) to November 30, 2003.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, expired capital loss carryforwards from mergers, discount accretion/premium amortization on debt securities and tax allocated income from partnerships.

For the year ended November 30, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Distributions in Excess of Net Investment Income	Accumulated Net Realized Gain
$3,104,959	$3,522,001	$(6,626,960)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2004 and 2003 was as follows:

	2004	2003
Ordinary income [1]	$57,738,300	$46,682,044

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$4,818,240
Unrealized appreciation	$30,283,986
Capital loss carryforward	$3,891,064

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is due to differing treatments for tax deferral of losses on wash sales and discount accretion/premium amortization on debt securities.

At November 30, 2004, the cost of investments for federal tax purposes was $1,415,598,474. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $31,373,632. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $38,306,466 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,932,834.

At November 30, 2004, the Fund had a capital loss carryforward of $3,891,064 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

2009	$355,569
2010	$3,535,495

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below.

Emerging Markets Fixed Income Core Fund	$2,380,624
Federated Mortgage Core Portfolio	$19,277,291
High-Yield Bond Portfolio	$9,891,004
Prime Value Obligations Fund	$561,960

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the net assets of the Fund's Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares ,and Class K Shares to finance activities intended to result in the sale of these Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the year ended November 30, 2004, FSC retained $19,296 in sales charges from the sale of Class A Shares. FSC also retained $1,399 of contingent deferred sales charges relating to redemptions of Class A Shares, $3,620 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004 Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $234,860, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $16,705, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2004, were as follows:

Purchases	$315,453,873
Sales	$335,868,976

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended November 30, 2004, 0.18% of total ordinary dividends paid by the Funds are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended November 30, 2004, 0.22% qualification for the dividend received deduction available to corporate shareholders.

If the Fund meets the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, the Fund will pass through to its shareholders credits for foreign taxes paid.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED TOTAL RETURN BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Total Return Bond Fund (the "Fund"), a portfolio of Federated Total Return Series, Inc. as of November 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 2004 and 2003, and the financial highlights for each of the four years in the period ended November 30, 2004, the period ended November 30, 2000, and the year ended September 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Total Return Bond Fund as of November 30, 2004, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 21, 2005

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Corporation comprised three portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1993	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustee, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Corporation Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Corporation Trustee; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Joseph M. Balestrino has been the Fund's Portfolio Manager since September 1996. He is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Total Return Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428Q507
Cusip 31428Q101

28123 (1/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for
Principal Executive and Financial Officers") that applies to the registrant's Principal
Executive Officer and Principal Financial Officer; the registrant's Principal Financial
Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for
Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit Committee is an
"audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:
Thomas G. Bigley, John T. Conroy, Jr., Nicholas P. Constantakis and Charles F. Mansfield,
Jr.

Item 4.     Principal Accountant Fees and Services

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $67,341

                  Fiscal year ended 2003 - $50,500

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $2,708

                  Fiscal year ended 2003 - $1,554

                  Transfer Agent Service Auditors Report

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $83,809 and $16,493 respectively.  Fiscal year ended 2004 - Attestation services relating to the review of fund share transactions, Transfer Agent Service Auditors report and review of N-14 merger documents. Fiscal year ended 2003 - Design of Sarbanes Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $65,000 and $140,000 respectively.

      Analysis regarding the realignment of advisory companies.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $135,334 and $38,999 respectively.  Fiscal year ended 2004 - Consultation regarding information requests by regulatory agencies, executive compensation analysis and discussions with auditor related to market timing and late trading activities.  Fiscal year ended 2003 - Executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the
Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its Chairman.  The
Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the
Audit Committee, the Audit Committee may grant general pre-approval for other Audit
Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit
Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
(2)   Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and
(3)   Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit
                  Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the
Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the
SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
Regulation S-X:

                  4(b)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2004 - $389,837

                  Fiscal year ended 2003 - $242,892

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal quarter that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Total Return Series, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        January 24, 2005

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        January 24, 2005

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        January 24, 2005